UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Asia Fund

January 31, 2015

1.813062.110

AEA-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Bailiwick of Jersey - 0.3%
West China Cement Ltd.	7,842,000	$ 876,172
Bermuda - 3.0%
BW LPG Ltd.	9,210	57,209
BW Offshore Ltd.	326,900	313,534
CSI Properties Ltd.	14,830,000	571,591
Great Eagle Holdings Ltd.	647,000	2,154,471
Hongkong Land Holdings Ltd.	206,000	1,525,443
Kerry Logistics Network Ltd.	193,500	295,135
Luk Fook Holdings International Ltd.	185,000	686,528
Noble Group Ltd.	972,000	760,343
Oriental Watch Holdings Ltd.	1,030,000	183,007
PAX Global Technology Ltd. (a)	697,000	652,622
Yue Yuen Industrial (Holdings) Ltd.	509,500	1,895,884
TOTAL BERMUDA		9,095,767
British Virgin Islands - 0.1%
Michael Kors Holdings Ltd. (a)	6,200	438,898
Cayman Islands - 9.3%
58.com, Inc. ADR (a)	11,100	427,017
AMVIG Holdings Ltd.	348,000	171,841
Baidu.com, Inc. sponsored ADR (a)	5,500	1,198,560
Belle International Holdings Ltd.	713,000	807,070
Best Pacific International Holdings Ltd.	844,000	418,722
China Lilang Ltd.	66,000	41,464
China Lodging Group Ltd. ADR (a)	44,972	975,892
China Modern Dairy Holdings Ltd. (a)	1,939,000	626,002
China Resources Cement Holdings Ltd.	2,671,972	1,585,669
China Sanjiang Fine Chemicals Ltd.	2,072,000	612,007
China State Construction International Holdings Ltd.	584,000	895,195
Greatview Aseptic Pack Co. Ltd.	1,450,000	660,979
Hilong Holding Ltd.	702,000	216,725
Hosa International Ltd.	534,000	218,847
International Housewares Retail Co. Ltd.	1,909,000	481,188
Lee's Pharmaceutical Holdings Ltd.	173,000	259,008
Lifestyle International Holdings Ltd.	405,000	792,825
Lifetech Scientific Corp. (a)	320,000	61,739
Longfor Properties Co. Ltd.	885,500	1,163,319
Pico Far East Holdings Ltd.	650,000	145,861
Qunar Cayman Islands Ltd. sponsored ADR (a)	21,700	636,678
Samson Holding Ltd.	1,152,000	150,113
Sino Biopharmaceutical Ltd.	1,200,000	1,198,789
SITC International Holdings Co. Ltd.	821,000	452,994
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sitoy Group Holdings Ltd.	303,000	$ 199,982
SOHO China Ltd.	1,830,500	1,271,272
SPT Energy Group, Inc.	1,482,000	236,930
Sunny Optical Technology Group Co. Ltd.	495,000	750,851
Tencent Holdings Ltd.	524,400	8,844,822
Value Partners Group Ltd.	1,247,000	1,059,665
Vipshop Holdings Ltd. ADR (a)	20,300	454,517
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	25,000	1,002,500
Xinyi Solar Holdings Ltd.	452,000	124,160
TOTAL CAYMAN ISLANDS		28,143,203
China - 19.5%
Agricultural Bank of China Ltd. (H Shares)	3,326,000	1,624,132
Aluminum Corp. of China Ltd. (H Shares) (a)	1,222,000	551,696
Anhui Conch Cement Co. Ltd. (H Shares)	297,500	995,904
Bank of China Ltd. (H Shares)	9,980,000	5,571,422
Baoshan Iron & Steel Co. Ltd.	686,300	647,694
BBMG Corp. (H Shares)	441,000	385,935
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	2,012,000	804,561
China Communications Construction Co. Ltd. (H Shares)	1,644,000	1,786,015
China Construction Bank Corp. (H Shares)	9,508,000	7,610,972
China National Building Materials Co. Ltd. (H Shares)	576,000	553,726
China Pacific Insurance Group Co. Ltd. (H Shares)	577,200	2,773,886
China Railway Group Ltd. (H Shares)	2,707,000	1,975,961
China Shenhua Energy Co. Ltd. (H Shares)	894,000	2,454,062
China Telecom Corp. Ltd. (H Shares)	5,164,000	3,053,918
China Vanke Co. Ltd. (H Shares) (a)	533,600	1,156,240
Chongqing Changan Automobile Co. Ltd. (B Shares)	139,013	347,719
CSR Corp. Ltd. (H Shares)	873,000	1,056,061
Daqin Railway Co. Ltd. (A Shares)	238,100	401,747
Huadian Fuxin Energy Corp. Ltd. (H Shares)	2,866,000	1,350,750
Industrial & Commercial Bank of China Ltd. (H Shares)	9,045,000	6,450,238
Inner Mongoli Yili Industries Co. Ltd.	227,700	987,631
Jiangsu Hengrui Medicine Co. Ltd.	47,100	304,643
Kweichow Moutai Co. Ltd.	31,949	899,376
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,980,000	537,869
People's Insurance Co. of China Group (H Shares)	5,009,000	2,438,932
PetroChina Co. Ltd. (H Shares)	3,964,000	4,304,513
PICC Property & Casualty Co. Ltd. (H Shares)	1,017,060	1,983,595
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	404,500	4,287,269
Qingdao Haier Co. Ltd.	93,900	297,631
SAIC Motor Corp. Ltd.	77,300	278,174
Common Stocks - continued
	Shares	Value
China - continued
Shenzhen Expressway Co. (H Shares)	398,000	$ 309,464
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	270,589
Weifu High-Technology Co. Ltd. (B Shares)	77,600	283,555
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	140,000	459,156
Zhejiang Expressway Co. Ltd. (H Shares)	156,000	198,521
TOTAL CHINA		59,393,557
Hong Kong - 10.8%
AIA Group Ltd.	1,479,600	8,588,988
China Mobile Ltd.	200,500	2,628,252
China Power International Development Ltd.	2,044,000	1,160,506
China Resources Power Holdings Co. Ltd.	458,000	1,282,385
Dah Chong Hong Holdings Ltd.	2,299,000	1,346,247
Dah Sing Banking Group Ltd.	184,000	306,974
Dah Sing Financial Holdings Ltd.	78,000	450,609
Far East Horizon Ltd.	1,608,000	1,370,018
Fosun International Ltd.	489,000	682,935
Franshion Properties China Ltd.	1,354,000	397,535
Henderson Land Development Co. Ltd.	191,000	1,361,604
HKT Trust/HKT Ltd. unit	1,375,500	1,798,253
Hysan Development Co. Ltd.	348,000	1,681,946
Lenovo Group Ltd.	1,590,000	2,047,275
Magnificent Estates Ltd. (a)	1,896,000	82,979
PCCW Ltd.	3,212,000	2,130,730
Power Assets Holdings Ltd.	196,000	2,050,003
Techtronic Industries Co. Ltd.	367,500	1,200,170
Wheelock and Co. Ltd.	379,000	2,144,305
TOTAL HONG KONG		32,711,714
India - 10.6%
Alembic Pharmaceuticals Ltd. (a)	21,585	162,948
Apollo Tyres Ltd.	155,277	605,164
Axis Bank Ltd. (a)	75,721	722,225
Bajaj Finserv Ltd. (a)	30,961	721,199
Bharat Heavy Electricals Ltd.	174,244	816,318
Bharat Petroleum Corp. Ltd. (a)	100,952	1,215,063
Bharti Infratel Ltd.	219,784	1,278,901
Cadila Healthcare Ltd. (a)	11,490	303,575
Cox & Kings India Ltd.	199,983	980,839
Edelweiss Financial Srvs Ltd.	261,538	291,706
Engineers India Ltd.	45,524	158,450
GAIL India Ltd.	75,841	516,118
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd.	10,508	$ 701,782
HCL Technologies Ltd.	84,049	2,422,207
Hexaware Technologies Ltd.	288,185	1,045,576
IL&FS Transportation Networks Ltd. (a)	98,822	338,094
Indian Oil Corp. Ltd. (a)	254,794	1,421,109
JK Tyre & Industries Ltd. (a)	137,702	266,663
Just Dial Ltd.	5,800	145,309
LIC Housing Finance Ltd.	67,531	519,868
Mahindra & Mahindra Ltd. (a)	55,081	1,120,667
Maruti Suzuki India Ltd. (a)	27,742	1,645,592
McLeod Russel India Ltd.	94,682	313,424
NIIT Technologies Ltd. (a)	8,539	48,114
NTPC Ltd.	615,670	1,423,002
Oil & Natural Gas Corp. Ltd.	132,212	746,420
Petronet LNG Ltd. (a)	434,797	1,259,743
Power Finance Corp. Ltd.	96,452	462,418
Power Grid Corp. of India Ltd.	131,131	320,635
Redington India Ltd. (a)	143,788	281,412
Reliance Capital Ltd. (a)	20,100	157,024
Sesa Sterlite Ltd.	438,907	1,422,693
Shriram City Union Finance Ltd.	14,220	483,869
Sun TV Ltd.	46,195	302,857
Tata Motors Ltd. (a)	313,808	2,955,328
The Jammu & Kashmir Bank Ltd.	411,289	1,008,877
Union Bank of India	172,589	580,152
UPL Ltd.	137,522	814,996
Vakrangee Ltd.	75,631	156,495
VST Industries Ltd. (a)	11,571	349,671
Yes Bank Ltd.	126,624	1,755,347
TOTAL INDIA		32,241,850
Indonesia - 2.1%
PT Astra International Tbk	780,000	480,290
PT Bank Central Asia Tbk	2,739,400	2,876,259
PT Bank Rakyat Indonesia Tbk	2,708,500	2,478,226
PT Media Nusantara Citra Tbk	1,041,400	234,304
PT United Tractors Tbk	322,000	453,106
TOTAL INDONESIA		6,522,185
Israel - 0.0%
Sarine Technologies Ltd.	79,000	152,038
Common Stocks - continued
	Shares	Value
Japan - 1.6%
Fuji Media Holdings, Inc.	77,300	$ 971,694
KDDI Corp.	20,200	1,425,897
NGK Insulators Ltd.	30,000	604,537
SoftBank Corp.	17,500	1,029,905
Suzuki Motor Corp.	30,300	958,092
TOTAL JAPAN		4,990,125
Korea (South) - 16.1%
AMOREPACIFIC Corp.	660	1,577,912
AMOREPACIFIC Group, Inc.	1,682	1,901,917
Bgf Retail (a)	12,360	904,155
DGB Financial Group Co. Ltd.	82,160	781,635
Dongbu Insurance Co. Ltd.	39,486	1,889,700
GS Retail Co. Ltd.	26,130	616,290
Hanjin Shipping Co. Ltd. (a)	56,221	302,699
Hyundai Hysco Co. Ltd.	32,023	2,223,346
Hyundai Motor Co.	29,882	4,555,728
Hyundai Steel Co.	27,527	1,638,338
InterPark INT Corp.	18,829	399,499
KB Financial Group, Inc.	88,056	2,934,473
Korea Zinc Co. Ltd.	4,863	1,884,356
KTIS Corp.	47,011	155,926
LG Household & Health Care Ltd.	3,946	2,452,359
Medy-Tox, Inc.	510	169,998
Samsung Electronics Co. Ltd.	14,497	17,852,898
Samsung Heavy Industries Co. Ltd.	88,261	1,417,503
Shinhan Financial Group Co. Ltd.	90,961	3,684,148
SK Telecom Co. Ltd.	5,940	1,544,245
TOTAL KOREA (SOUTH)		48,887,125
Malaysia - 3.3%
AEON Credit Service Bhd	43,100	148,174
AMMB Holdings Bhd	212,000	365,496
Glomac Bhd	439,300	118,954
IJM Corp. Bhd	279,100	530,362
Kossan Rubber Industries Bhd	442,200	634,255
Media Prima Bhd	965,200	496,303
SapuraKencana Petroleum Bhd	807,200	592,933
Sunway Bhd	489,900	448,430
Tenaga Nasional Bhd	927,400	3,696,412
Common Stocks - continued
	Shares	Value
Malaysia - continued
YTL Corp. Bhd	4,141,400	$ 1,993,621
YTL Power International Bhd	2,195,800	966,632
TOTAL MALAYSIA		9,991,572
Philippines - 1.7%
ABS CBN Broadcasting Corp. (depositary receipt)	97,800	110,292
Alliance Global Group, Inc.	1,314,600	741,261
Ayala Land, Inc.	855,600	695,215
D&L Industries, Inc.	510,300	195,665
Globe Telecom, Inc.	19,050	750,199
Jollibee Food Corp.	111,610	584,604
Metropolitan Bank & Trust Co.	549,880	1,181,828
Security Bank Corp.	226,866	778,756
TOTAL PHILIPPINES		5,037,820
Singapore - 5.1%
Amtek Engineering Ltd.	193,000	88,543
Ascendas Real Estate Investment Trust	450,000	817,239
Boustead Singapore Ltd.	112,848	150,053
CWT Ltd.	115,000	142,803
Ezion Holdings Ltd.	2,144,600	2,010,695
Frasers Centrepoint Ltd.	120,000	152,264
Hyflux Ltd.	451,000	317,323
Mapletree Industrial (REIT)	1,490,593	1,683,472
Sheng Siong Group Ltd.	573,000	306,526
Singapore Telecommunications Ltd.	1,252,300	3,771,269
Sound Global Ltd. (a)	278,000	281,254
United Overseas Bank Ltd.	239,000	4,087,086
UOL Group Ltd.	165,000	878,108
Wing Tai Holdings Ltd.	587,000	793,264
TOTAL SINGAPORE		15,479,899
Taiwan - 11.5%
ASUSTeK Computer, Inc.	238,000	2,469,577
FLEXium Interconnect, Inc.	114,000	268,715
Fubon Financial Holding Co. Ltd.	1,937,000	3,047,255
Giant Manufacturing Co. Ltd.	86,000	745,205
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,048,600	5,580,879
NAK Sealing Technologies Corp.	40,000	124,858
Novatek Microelectronics Corp.	329,000	1,796,642
Pegatron Corp.	742,000	1,958,835
Pou Chen Corp.	560,000	761,398
Realtek Semiconductor Corp.	128,000	385,303
Common Stocks - continued
	Shares	Value
Taiwan - continued
Richtek Technology Corp.	119,000	$ 598,756
Sinopac Holdings Co.	4,568,028	1,845,660
Taishin Financial Holdings Co. Ltd.	3,033,392	1,234,777
Taiwan Semiconductor Manufacturing Co. Ltd.	2,741,393	11,968,846
Wistron Corp.	1,742,000	1,576,731
Wistron NeWeb Corp.	286,000	609,116
TOTAL TAIWAN		34,972,553
Thailand - 2.5%
Asian Property Development PCL (For. Reg.)	1,590,500	310,451
Bangkok Expressway PCL (For.Reg.)	226,900	270,454
CH. Karnchang PCL	375,700	334,509
Intouch Holdings PCL:
(For. Reg.)	690,900	1,698,614
NVDR	1	2
Kasikornbank PCL (For. Reg.)	371,400	2,532,689
Preuksa Real Estate PCL (For. Reg.)	1,069,300	1,048,820
Thai Beverage PCL	2,827,000	1,506,393
TOTAL THAILAND		7,701,932
United Kingdom - 0.4%
Standard Chartered PLC (United Kingdom)	84,172	1,125,425
United States of America - 0.7%
China Biologic Products, Inc. (a)	2,200	149,908
Cognizant Technology Solutions Corp. Class A (a)	37,800	2,046,114
TOTAL UNITED STATES OF AMERICA		2,196,022
TOTAL COMMON STOCKS (Cost $257,506,146)		299,957,857
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.13% (b) (Cost $6,535,353)	6,535,353	6,535,353
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $264,041,499)		306,493,210
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,383,488)
NET ASSETS - 100%		$ 304,109,722
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,421
Fidelity Securities Lending Cash Central Fund	1,121
Total	$ 2,542
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,538,470	$ 2,505,985	$ 28,032,485	$ -
Consumer Staples	12,900,812	-	12,900,812	-
Energy	14,978,989	370,743	14,608,246	-
Financials	102,584,915	1,125,425	101,459,490	-
Health Care	4,517,952	1,152,408	3,365,544	-
Industrials	14,762,897	-	14,762,897	-
Information Technology	65,256,832	3,671,691	61,585,141	-
Materials	17,143,603	-	17,143,603	-
Telecommunication Services	21,110,185	-	21,110,185	-
Utilities	16,163,202	-	15,358,641	804,561
Money Market Funds	6,535,353	6,535,353	-	-
Total Investments in Securities:	$ 306,493,210	$ 15,361,605	$ 290,327,044	$ 804,561

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 40,849,868
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $264,167,921. Net unrealized appreciation aggregated $42,325,289, of which $54,841,783 related to appreciated investment securities and $12,516,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
Equity Income Fund

January 31, 2015

1.938156.102

AGED-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 0.4%
Woodside Petroleum Ltd.	1,432	$ 38,032
Bailiwick of Jersey - 1.8%
Shire PLC	2,472	180,426
Canada - 3.6%
Constellation Software, Inc.	80	22,167
Corus Entertainment, Inc. Class B (non-vtg.)	2,370	40,231
Fairfax Financial Holdings Ltd. (sub. vtg.)	110	58,432
Potash Corp. of Saskatchewan, Inc.	3,520	128,146
PrairieSky Royalty Ltd.	910	19,601
Suncor Energy, Inc.	3,290	98,128
TOTAL CANADA		366,705
Cayman Islands - 1.1%
Shenzhou International Group Holdings Ltd.	7,000	25,435
SITC International Holdings Co. Ltd.	139,000	76,694
Sitoy Group Holdings Ltd.	17,000	11,220
TOTAL CAYMAN ISLANDS		113,349
Chile - 0.3%
Quinenco SA	16,490	33,835
China - 0.6%
Daqin Railway Co. Ltd. (A Shares)	29,900	50,450
Kweichow Moutai Co. Ltd.	500	14,075
TOTAL CHINA		64,525
Denmark - 0.6%
Spar Nord Bank A/S	2,800	25,301
Vestas Wind Systems A/S (a)	1,000	39,257
TOTAL DENMARK		64,558
France - 1.8%
Renault SA	785	60,506
Sanofi SA	1,388	127,890
TOTAL FRANCE		188,396
Germany - 2.9%
AURELIUS AG	1,299	52,095
Gerry Weber International AG (Bearer)	1,660	64,256
Muenchener Rueckversicherungs AG	200	40,228
Common Stocks - continued
	Shares	Value
Germany - continued
OSRAM Licht AG	1,648	$ 76,128
Siemens AG	574	60,636
TOTAL GERMANY		293,343
Greece - 0.2%
Greek Organization of Football Prognostics SA	2,400	20,340
Hong Kong - 1.2%
HKT Trust/HKT Ltd. unit	36,280	47,430
Techtronic Industries Co. Ltd.	23,000	75,113
TOTAL HONG KONG		122,543
Ireland - 3.6%
Accenture PLC Class A	1,269	106,634
C&C Group PLC	11,700	45,877
Greencore Group PLC	15,815	73,415
Medtronic PLC	2,016	143,942
TOTAL IRELAND		369,868
Israel - 2.5%
Bezeq The Israel Telecommunication Corp. Ltd.	44,400	70,923
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	900	35,620
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,556	145,334
TOTAL ISRAEL		251,877
Italy - 0.2%
Astaldi SpA	2,800	17,813
Japan - 10.0%
Astellas Pharma, Inc.	9,800	151,365
Broadleaf Co. Ltd.	3,000	46,303
Daiichikosho Co. Ltd.	1,800	52,127
Fukuda Denshi Co. Ltd.	500	24,825
Hoya Corp.	3,500	135,634
Japan Tobacco, Inc.	4,500	122,565
KDDI Corp.	1,100	77,648
Leopalace21 Corp. (a)	5,900	38,175
Mitsubishi Electric Corp.	4,000	46,263
NEC Corp.	19,000	53,668
Nippon Telegraph & Telephone Corp.	1,000	59,187
Suzuki Motor Corp.	1,200	37,944
Tsuruha Holdings, Inc.	1,300	87,355
Common Stocks - continued
	Shares	Value
Japan - continued
United Arrows Ltd.	2,300	$ 65,373
Workman Co. Ltd.	400	19,657
TOTAL JAPAN		1,018,089
Korea (South) - 1.6%
Coway Co. Ltd.	265	21,068
Samsung Electronics Co. Ltd.	112	137,927
TOTAL KOREA (SOUTH)		158,995
Luxembourg - 0.8%
Altice SA	1,000	83,733
Norway - 0.5%
Gjensidige Forsikring ASA	3,000	50,674
Singapore - 0.7%
United Overseas Bank Ltd.	4,179	71,464
South Africa - 1.9%
Lewis Group Ltd.	16,100	125,469
Reunert Ltd.	12,300	66,012
TOTAL SOUTH AFRICA		191,481
Spain - 0.5%
Atresmedia Corporacion de Medios de Comunicacion SA	3,300	48,552
Sweden - 2.8%
Meda AB (A Shares)	3,669	51,748
Nordea Bank AB	11,370	144,698
Svenska Handelsbanken AB (A Shares)	1,970	93,522
TOTAL SWEDEN		289,968
Switzerland - 3.7%
Banque Cantonale Vaudoise (Bearer)	100	58,430
Roche Holding AG (participation certificate)	605	163,058
TE Connectivity Ltd.	1,194	79,270
UBS Group AG	4,378	73,380
TOTAL SWITZERLAND		374,138
Taiwan - 1.4%
ECLAT Textile Co. Ltd.	5,000	51,389
King's Town Bank	20,000	20,956
MediaTek, Inc.	2,000	30,192
Vanguard International Semiconductor Corp.	21,000	35,315
TOTAL TAIWAN		137,852
Common Stocks - continued
	Shares	Value
United Kingdom - 8.3%
British American Tobacco PLC (United Kingdom)	1,825	$ 102,959
GlaxoSmithKline PLC	6,228	137,133
Hilton Food Group PLC	11,081	65,593
Indivior PLC (a)	767	2,010
ITV PLC	21,555	71,426
Lloyds Banking Group PLC (a)	65,662	72,741
Reckitt Benckiser Group PLC	720	60,937
Standard Chartered PLC (United Kingdom)	2,545	34,028
Tesco PLC	20,478	69,250
Vodafone Group PLC	36,895	129,741
WH Smith PLC	4,920	100,042
TOTAL UNITED KINGDOM		845,860
United States of America - 42.1%
American Tower Corp.	948	91,909
Amgen, Inc.	1,155	175,860
Apple, Inc.	1,867	218,730
ARAMARK Holdings Corp.	1,955	61,231
Bank of America Corp.	9,033	136,850
Capital One Financial Corp.	1,455	106,521
Chevron Corp.	1,302	133,494
CMS Energy Corp.	1,378	51,992
Comcast Corp. Class A	1,350	71,746
Community Trust Bancorp, Inc.	1,378	43,517
CVB Financial Corp.	3,892	56,862
CVS Health Corp.	1,331	130,651
Danaher Corp.	729	60,055
Darden Restaurants, Inc.	874	53,646
Deere & Co.	645	54,948
Dr. Pepper Snapple Group, Inc.	723	55,866
Dun & Bradstreet Corp.	298	34,303
E.I. du Pont de Nemours & Co.	890	63,377
Exxon Mobil Corp.	2,241	195,908
FedEx Corp.	515	87,092
General Electric Co.	3,905	93,290
H&R Block, Inc.	2,185	74,902
IBM Corp.	867	132,920
Johnson & Johnson	1,727	172,942
JPMorgan Chase & Co.	3,110	169,122
Kellogg Co.	800	52,464
Lakeland Financial Corp.	1,341	50,609
Lorillard, Inc.	750	49,208
Common Stocks - continued
	Shares	Value
United States of America - continued
McDonald's Corp.	885	$ 81,809
McGraw Hill Financial, Inc.	757	67,706
Microsoft Corp.	2,890	116,756
MPLX LP	679	54,008
NiSource, Inc.	2,387	103,262
Oracle Corp.	4,577	191,731
PepsiCo, Inc.	853	79,994
Procter & Gamble Co.	1,762	148,519
SunTrust Banks, Inc.	1,706	65,545
Target Corp.	1,466	107,912
The Coca-Cola Co.	3,367	138,619
Time Warner Cable, Inc.	398	54,180
U.S. Bancorp	2,026	84,910
United Technologies Corp.	754	86,544
VF Corp.	928	64,375
Wells Fargo & Co.	2,993	155,397
TOTAL UNITED STATES OF AMERICA		4,281,282
TOTAL COMMON STOCKS (Cost $8,946,406)		9,677,698
Nonconvertible Bonds - 0.0%
Principal Amount (d)
Canada - 0.0%
Constellation Software, Inc. 7.4% 3/31/40 (c) (Cost $429)	CAD	500	472
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $467,622)	467,622	467,622
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $9,414,457)		10,145,792
NET OTHER ASSETS (LIABILITIES) - 0.3%		25,859
NET ASSETS - 100%		$ 10,171,651
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Amount is stated in United States dollars unless otherwise noted
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,666,247	$ 1,058,887	$ 607,360	$ -
Consumer Staples	1,210,402	875,826	334,576	-
Energy	539,171	501,139	38,032	-
Financials	1,863,072	1,659,736	203,336	-
Health Care	1,476,533	691,836	784,697	-
Industrials	883,320	583,265	300,055	-
Information Technology	1,307,247	868,208	439,039	-
Materials	191,523	191,523	-	-
Telecommunication Services	384,929	70,923	314,006	-
Utilities	155,254	155,254	-	-
Corporate Bonds	472	-	472	-
Money Market Funds	467,622	467,622	-	-
Total Investments in Securities:	$ 10,145,792	$ 7,124,219	$ 3,021,573	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 317,471
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $9,446,635. Net unrealized appreciation aggregated $699,157, of which $1,047,384 related to appreciated investment securities and $348,227 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Overseas Fund

January 31, 2015

1.813050.110

OS-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
Australia - 1.8%
AMP Ltd.	186,173	$ 830
BHP Billiton Ltd.	188,721	4,353
Carsales.com Ltd.	135,616	1,080
iSelect Ltd. (a)	2,907,626	2,754
Macquarie Group Ltd.	41,347	1,982
McMillan Shakespeare Ltd.	162,333	1,442
TOTAL AUSTRALIA		12,441
Bailiwick of Jersey - 1.5%
Glencore Xstrata PLC	526,430	1,974
Shire PLC	68,600	5,007
Wolseley PLC	55,472	3,227
TOTAL BAILIWICK OF JERSEY		10,208
Belgium - 0.7%
Ageas	35,290	1,209
KBC Groupe SA (a)	25,776	1,390
UCB SA	29,600	2,307
TOTAL BELGIUM		4,906
Bermuda - 0.7%
Clear Media Ltd.	1,278,000	1,269
Oriental Watch Holdings Ltd.	2,992,000	532
Signet Jewelers Ltd.	26,500	3,209
TOTAL BERMUDA		5,010
Brazil - 1.2%
BB Seguridade Participacoes SA	279,900	3,067
Cielo SA	236,560	3,526
Kroton Educacional SA	302,516	1,387
TOTAL BRAZIL		7,980
British Virgin Islands - 0.1%
Gem Diamonds Ltd. (a)	319,031	678
Canada - 0.3%
Entertainment One Ltd.	360,000	1,497
MDC Partners, Inc. Class A (sub. vtg.)	16,600	397
Performance Sports Group Ltd. (a)	23,000	429
TOTAL CANADA		2,323
Cayman Islands - 4.6%
58.com, Inc. ADR (a)(d)	67,600	2,601
Alibaba Group Holding Ltd. sponsored ADR	58,800	5,238
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Autohome, Inc. ADR Class A (a)	37,000	$ 1,318
Baidu.com, Inc. sponsored ADR (a)	20,400	4,446
Bitauto Holdings Ltd. ADR (a)	18,300	1,095
Ctrip.com International Ltd. sponsored ADR (a)	50,900	2,421
Fu Shou Yuan International Group Ltd.	2,729,000	1,182
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	50,600	1,485
Sitoy Group Holdings Ltd.	870,000	574
Tencent Holdings Ltd.	511,800	8,632
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	62,900	2,522
TOTAL CAYMAN ISLANDS		31,514
China - 0.6%
Kweichow Moutai Co. Ltd.	73,300	2,063
TravelSky Technology Ltd. (H Shares)	1,713,000	1,807
TOTAL CHINA		3,870
Denmark - 1.8%
Danske Bank A/S	51,111	1,328
Novo Nordisk A/S:
Series B	14,315	638
Series B sponsored ADR	229,400	10,222
TOTAL DENMARK		12,188
France - 6.7%
AXA SA	49,558	1,168
AXA SA sponsored ADR	67,200	1,581
BNP Paribas SA	79,616	4,208
Bollore Group (a)	1,100	5
Edenred SA	50,231	1,449
GameLoft SE (a)	239,900	800
Groupe FNAC SA (a)	1	0*
Havas SA	416,300	3,222
Hermes International SCA	3,647	1,238
Iliad SA	6,166	1,434
Orange SA	364,700	6,416
Pernod Ricard SA	35,600	4,288
Safran SA	37,900	2,535
Sanofi SA	80,690	7,435
Sanofi SA sponsored ADR	47,700	2,198
Societe Generale Series A	25,262	1,023
Total SA	129,000	6,622
TOTAL FRANCE		45,622
Common Stocks - continued
	Shares	Value (000s)
Germany - 3.3%
Allianz SE	15,880	$ 2,618
Axel Springer Verlag AG	57,700	3,558
Bayer AG	62,240	9,006
Commerzbank AG (a)	23,500	283
CTS Eventim AG	106,958	3,070
Deutsche Bank AG	31,560	916
Deutsche Boerse AG	36,969	2,842
TOTAL GERMANY		22,293
Hong Kong - 1.5%
AIA Group Ltd.	970,800	5,635
Television Broadcasts Ltd.	761,000	4,729
TOTAL HONG KONG		10,364
India - 0.5%
Info Edge India Ltd.	214,247	2,935
Just Dial Ltd.	25,947	650
TOTAL INDIA		3,585
Ireland - 1.5%
C&C Group PLC	599,500	2,351
Glanbia PLC	157,200	2,540
Kingspan Group PLC (United Kingdom)	161,400	2,947
Paddy Power PLC (Ireland)	32,100	2,512
TOTAL IRELAND		10,350
Isle of Man - 0.5%
Playtech Ltd.	363,047	3,713
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,334
Italy - 1.7%
Assicurazioni Generali SpA	71,400	1,509
Brunello Cucinelli SpA	4,900	101
Eni SpA	60,300	1,015
Eni SpA sponsored ADR	22,300	756
Intesa Sanpaolo SpA	1,798,600	5,260
Lottomatica SpA (d)	36,500	718
Tod's SpA (d)	18,033	1,854
TOTAL ITALY		11,213
Japan - 19.7%
Arcland Service Co. Ltd.	103,800	3,512
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Astellas Pharma, Inc.	606,700	$ 9,371
Cosmos Pharmaceutical Corp.	41,100	6,623
Daiwa Securities Group, Inc.	208,000	1,511
Dentsu, Inc.	183,300	7,528
Fuji Media Holdings, Inc.	68,900	866
Fujitsu Ltd.	231,000	1,221
Fukuda Denshi Co. Ltd.	14,400	715
Hitachi Ltd.	703,000	5,309
Honda Motor Co. Ltd.	118,700	3,582
Hoya Corp.	121,500	4,708
Infomart Corp.	46,400	396
Japan Tobacco, Inc.	138,600	3,775
JTEKT Corp.	85,200	1,405
Keyence Corp.	13,800	6,451
Misumi Group, Inc.	331,900	12,398
Mitsubishi Electric Corp.	318,000	3,678
Mitsubishi UFJ Financial Group, Inc.	987,800	5,249
MS&AD Insurance Group Holdings, Inc.	75,400	1,833
NEC Corp.	394,000	1,113
NEXT Co. Ltd.	457,400	3,817
Nomura Holdings, Inc.	204,200	1,086
Nomura Holdings, Inc. sponsored ADR	40,900	216
Olympus Corp. (a)	76,700	2,653
OMRON Corp.	66,900	2,675
ORIX Corp.	489,000	5,619
Pigeon Corp.	15,400	962
Proto Corp.	36,500	572
Rakuten, Inc.	979,600	13,562
Recruit Holdings Co. Ltd. (a)	34,500	1,005
Ship Healthcare Holdings, Inc.	52,200	1,295
SoftBank Corp.	22,400	1,318
Sumitomo Mitsui Financial Group, Inc.	108,900	3,654
Sundrug Co. Ltd.	15,800	671
Suzuki Motor Corp.	54,400	1,720
THK Co. Ltd.	67,300	1,634
Tokio Marine Holdings, Inc.	59,300	2,070
Toyota Motor Corp.	113,000	7,285
Toyota Motor Corp. sponsored ADR	4,300	554
TOTAL JAPAN		133,612
Korea (South) - 1.0%
LG Household & Health Care Ltd.	1,255	780
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
Medy-Tox, Inc.	4,325	$ 1,442
NAVER Corp.	7,534	4,844
TOTAL KOREA (SOUTH)		7,066
Malta - 0.7%
Kambi Group PLC (a)	228,400	2,153
Unibet Group PLC unit	40,100	2,387
TOTAL MALTA		4,540
Netherlands - 0.7%
AEGON NV	109,900	783
ASML Holding NV	13,857	1,440
ING Groep NV:
(Certificaten Van Aandelen) (a)	157,710	1,961
sponsored ADR (a)(d)	59,300	738
TOTAL NETHERLANDS		4,922
New Zealand - 0.1%
EBOS Group Ltd.	99,154	682
Norway - 1.1%
Schibsted ASA (B Shares)	91,600	5,928
Statoil ASA sponsored ADR (d)	85,200	1,431
TOTAL NORWAY		7,359
Philippines - 0.6%
Alliance Global Group, Inc.	3,777,700	2,130
Melco Crown Philippines Resort (a)	7,218,600	1,940
TOTAL PHILIPPINES		4,070
South Africa - 3.3%
Alexander Forbes Group Holding (a)	916,508	743
Capevin Holdings Ltd.	66,096	48
Clicks Group Ltd.	385,766	2,981
Distell Group Ltd.	112,162	1,383
Life Healthcare Group Holdings Ltd.	272,900	1,016
Naspers Ltd. Class N	110,300	15,912
TOTAL SOUTH AFRICA		22,083
Spain - 1.9%
Atresmedia Corporacion de Medios de Comunicacion SA	279,200	4,108
Banco Bilbao Vizcaya Argentaria SA	115,170	984
Banco Santander SA (Spain)	129,220	869
Common Stocks - continued
	Shares	Value (000s)
Spain - continued
Mediaset Espana Comunicacion, S.A. (a)	263,617	$ 3,216
Melia Hotels International SA	315,400	3,630
TOTAL SPAIN		12,807
Sweden - 1.2%
Nordea Bank AB	187,800	2,390
Svenska Cellulosa AB (SCA) (B Shares)	191,800	4,641
Swedbank AB (A Shares)	51,612	1,251
TOTAL SWEDEN		8,282
Switzerland - 5.9%
Compagnie Financiere Richemont SA Series A	61,149	5,080
Credit Suisse Group AG	163,141	3,435
Credit Suisse Group AG sponsored ADR	11,300	238
Nestle SA	218,204	16,666
Swiss Re Ltd.	19,790	1,791
Syngenta AG (Switzerland)	17,632	5,743
UBS Group AG	208,359	3,492
UBS Group AG	108,277	1,806
Zurich Insurance Group AG	5,614	1,867
TOTAL SWITZERLAND		40,118
United Kingdom - 22.0%
Al Noor Hospitals Group PLC	53,600	733
Anglo American PLC (United Kingdom)	100,400	1,677
AstraZeneca PLC (United Kingdom)	98,550	7,015
Aviva PLC	184,200	1,461
B&M European Value Retail S.A.	396,076	1,884
Barclays PLC	1,171,848	4,116
Barclays PLC sponsored ADR	52,868	742
BG Group PLC	163,618	2,182
BHP Billiton PLC	88,741	1,928
BP PLC	183,400	1,178
BP PLC sponsored ADR	49,166	1,909
Brammer PLC	527,500	2,741
Burberry Group PLC	107,600	2,802
Dechra Pharmaceuticals PLC	73,200	954
Diageo PLC	231,700	6,858
Dunelm Group PLC	195,800	2,594
Exova Group Ltd. PLC (a)	73,000	165
Foxtons Group PLC	627,200	1,811
GlaxoSmithKline PLC	168,000	3,699
Howden Joinery Group PLC	1,076,900	6,892
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
HSBC Holdings PLC sponsored ADR	183,891	$ 8,407
Indivior PLC (a)	23,000	60
ITV PLC	1,571,900	5,209
Johnson Matthey PLC	85,819	4,215
Lloyds Banking Group PLC (a)	6,052,199	6,705
M&C Saatchi PLC	887,505	4,398
Moneysupermarket.com Group PLC	738,800	2,927
Poundland Group PLC	102,880	547
Prudential PLC	100,209	2,436
Reckitt Benckiser Group PLC	23,000	1,947
Rightmove PLC	203,200	7,119
Rio Tinto PLC	83,332	3,662
Rolls-Royce Group PLC	164,274	2,206
Royal Bank of Scotland Group PLC (a)	120,080	652
Royal Dutch Shell PLC:
Class A (United Kingdom)	233,928	7,129
Class B (United Kingdom)	156,090	4,942
SABMiller PLC	132,600	7,241
Sports Direct International PLC (a)	234,300	2,511
Standard Chartered PLC (United Kingdom)	89,816	1,201
SThree PLC	190,600	970
Taylor Wimpey PLC	715,100	1,458
Ted Baker PLC	53,900	1,927
Tesco PLC	608,300	2,057
Travis Perkins PLC	81,800	2,368
Vodafone Group PLC	2,955,100	10,392
William Hill PLC	299,866	1,703
Zoopla Property Group PLC	715,900	1,941
TOTAL UNITED KINGDOM		149,671
United States of America - 9.7%
BlackRock, Inc. Class A	13,800	4,699
Boston Beer Co., Inc. Class A (a)	6,700	2,107
Dunkin' Brands Group, Inc.	46,700	2,209
eBay, Inc. (a)	44,700	2,369
Facebook, Inc. Class A (a)	60,300	4,577
Gilead Sciences, Inc. (a)	46,200	4,843
Google, Inc.:
Class A (a)	6,700	3,602
Class C (a)	5,400	2,886
Lorillard, Inc.	39,600	2,598
MercadoLibre, Inc.	17,800	2,206
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Monsanto Co.	26,700	$ 3,150
Monster Beverage Corp. (a)	58,600	6,853
Priceline Group, Inc. (a)	4,400	4,442
Sprouts Farmers Market LLC (a)	97,800	3,561
Tiffany & Co., Inc.	49,600	4,297
TripAdvisor, Inc. (a)	17,900	1,199
Visa, Inc. Class A	29,700	7,571
Zillow, Inc. (a)(d)	26,000	2,520
TOTAL UNITED STATES OF AMERICA		65,689
TOTAL COMMON STOCKS (Cost $598,607)		660,493
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
Sartorius AG (non-vtg.)	16,700	2,142
Volkswagen AG	41,500	9,299
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,368)		11,441
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.13% (b)	7,389,349	7,389
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	9,356,260	9,356
TOTAL MONEY MARKET FUNDS (Cost $16,745)		16,745
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $624,720)		688,679
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(8,801)
NET ASSETS - 100%		$ 679,878
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
*Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	57
Total	$ 59
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 189,755	$ 109,564	$ 80,191	$ -
Consumer Staples	80,553	37,514	43,039	-
Energy	27,164	4,096	23,068	-
Financials	112,665	50,257	62,408	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 75,955	$ 35,669	$ 40,286	$ -
Industrials	42,305	18,613	23,692	-
Information Technology	96,597	54,776	41,821	-
Materials	27,380	10,017	17,363	-
Telecommunication Services	19,560	1,434	18,126	-
Money Market Funds	16,745	16,745	-	-
Total Investments in Securities:	$ 688,679	$ 338,685	$ 349,994	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 38,179
Level 2 to Level 1	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $634,261,000. Net unrealized appreciation aggregated $54,418,000, of which $120,049,000 related to appreciated investment securities and $65,631,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Capital Appreciation Fund

January 31, 2015

1.813045.110

AICAP-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 4.4%
Amcor Ltd.	76,246	$ 753,557
Brambles Ltd.	87,035	713,042
Carsales.com Ltd.	77,400	616,322
CSL Ltd.	13,598	925,392
DuluxGroup Ltd.	134,469	622,881
Flight Centre Travel Group Ltd.	24,019	701,145
Ramsay Health Care Ltd.	12,411	571,139
realestate.com.au Ltd.	18,686	714,777
SEEK Ltd.	52,750	725,972
Sydney Airport unit	174,668	674,956
Transurban Group unit	102,232	731,123
TOTAL AUSTRALIA		7,750,306
Bailiwick of Jersey - 2.0%
Experian PLC	46,831	827,397
Shire PLC	14,600	1,065,623
Wolseley PLC	12,851	747,536
WPP PLC	42,700	938,997
TOTAL BAILIWICK OF JERSEY		3,579,553
Belgium - 0.9%
Anheuser-Busch InBev SA NV	12,380	1,509,941
Bermuda - 1.2%
Credicorp Ltd. (United States)	4,760	686,011
Invesco Ltd.	19,530	717,337
Signet Jewelers Ltd.	5,770	698,805
TOTAL BERMUDA		2,102,153
Brazil - 1.6%
BB Seguridade Participacoes SA	67,100	735,205
CCR SA	127,900	728,338
Cielo SA	52,120	776,968
Qualicorp SA (a)	60,100	594,673
TOTAL BRAZIL		2,835,184
Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,180	751,532
Canadian National Railway Co.	18,410	1,212,942
Canadian Pacific Railway Ltd.	5,810	1,012,624
CI Financial Corp.	26,790	683,085
Constellation Software, Inc.	2,170	601,271
Jean Coutu Group, Inc. Class A (sub. vtg.)	29,160	584,944
Common Stocks - continued
	Shares	Value
Canada - continued
Stantec, Inc.	28,660	$ 704,828
Valeant Pharmaceuticals International (Canada) (a)	6,850	1,095,235
TOTAL CANADA		6,646,461
Cayman Islands - 2.0%
Baidu.com, Inc. sponsored ADR (a)	3,220	701,702
Bitauto Holdings Ltd. ADR (a)	10,700	640,074
Sands China Ltd.	169,400	824,698
Tencent Holdings Ltd.	84,600	1,426,911
TOTAL CAYMAN ISLANDS		3,593,385
Denmark - 1.7%
Novo Nordisk A/S Series B sponsored ADR	35,110	1,564,502
Pandora A/S	11,300	811,182
Topdanmark A/S (a)	17,600	590,155
TOTAL DENMARK		2,965,839
Finland - 0.9%
Kone Oyj (B Shares)	15,800	713,267
Sampo Oyj (A Shares)	19,300	936,042
TOTAL FINLAND		1,649,309
France - 3.9%
Air Liquide SA	7,982	1,010,202
Bureau Veritas SA	34,594	735,892
Christian Dior SA	4,400	763,202
Dassault Systemes SA	11,490	713,065
Ingenico SA	6,122	641,147
Publicis Groupe SA	10,130	760,418
Safran SA	12,130	811,311
Sodexo SA (d)	7,000	697,108
Zodiac Aerospace	22,020	733,290
TOTAL FRANCE		6,865,635
Germany - 4.6%
Axel Springer Verlag AG	10,930	673,989
Bayer AG	12,200	1,765,297
CTS Eventim AG	23,535	675,502
Deutsche Post AG	30,622	995,524
Fresenius SE & Co. KGaA	13,700	785,816
Henkel AG & Co. KGaA	8,333	854,528
Linde AG	5,000	959,935
Common Stocks - continued
	Shares	Value
Germany - continued
ProSiebenSat.1 Media AG	17,490	$ 777,504
United Internet AG	15,716	683,192
TOTAL GERMANY		8,171,287
Hong Kong - 1.1%
AIA Group Ltd.	223,200	1,295,662
Techtronic Industries Co. Ltd.	207,500	677,647
TOTAL HONG KONG		1,973,309
India - 4.9%
Amara Raja Batteries Ltd. (a)	45,919	636,081
Axis Bank Ltd. (a)	81,637	778,651
Exide Industries Ltd.	223,465	668,981
GlaxoSmithKline Consumer Healthcare Ltd.	3,935	356,609
Grasim Industries Ltd. sponsored GDR	11,534	718,338
HDFC Bank Ltd.	38,955	743,146
Housing Development Finance Corp. Ltd.	48,368	981,526
ICICI Bank Ltd. (a)	128,623	746,219
ITC Ltd. (a)	135,734	803,904
LIC Housing Finance Ltd.	85,929	661,500
Sun Pharmaceutical Industries Ltd. (a)	54,633	807,089
Titan Co. Ltd. (a)	103,339	742,121
TOTAL INDIA		8,644,165
Indonesia - 2.0%
PT ACE Hardware Indonesia Tbk	11,737,300	684,697
PT Bank Central Asia Tbk	717,800	753,661
PT Bank Rakyat Indonesia Tbk	834,800	763,826
PT Global Mediacom Tbk	5,240,400	764,350
PT Indocement Tunggal Prakarsa Tbk	344,300	620,598
TOTAL INDONESIA		3,587,132
Ireland - 3.2%
Actavis PLC (a)	2,586	689,272
Allegion PLC	12,210	659,462
Ingersoll-Rand PLC	10,390	689,896
James Hardie Industries PLC CDI	26,895	269,671
Jazz Pharmaceuticals PLC (a)	3,400	575,756
Kerry Group PLC Class A	10,090	732,217
Mallinckrodt PLC (a)	6,420	680,456
Common Stocks - continued
	Shares	Value
Ireland - continued
Medtronic PLC	9,600	$ 685,440
Perrigo Co. PLC	4,650	705,591
TOTAL IRELAND		5,687,761
Israel - 1.0%
Check Point Software Technologies Ltd. (a)	8,100	625,077
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,950	1,077,497
TOTAL ISRAEL		1,702,574
Italy - 0.4%
Recordati SpA	38,900	643,970
Japan - 6.1%
Astellas Pharma, Inc.	61,800	954,524
Daikin Industries Ltd.	11,700	814,156
Daito Trust Construction Co. Ltd.	6,200	690,152
Dentsu, Inc.	17,860	733,520
Hoya Corp.	22,400	868,058
Japan Tobacco, Inc.	34,600	942,388
Kansai Paint Co. Ltd.	46,000	804,001
Keyence Corp.	1,587	741,822
Misumi Group, Inc.	19,700	735,862
OBIC Co. Ltd.	21,700	727,921
Olympus Corp. (a)	20,300	702,056
OMRON Corp.	17,470	698,427
SK Kaken Co. Ltd.	8,130	624,978
SMC Corp.	2,500	670,417
TOTAL JAPAN		10,708,282
Kenya - 0.7%
Kenya Commercial Bank Ltd.	999,400	637,915
Safaricom Ltd.	4,313,400	665,953
TOTAL KENYA		1,303,868
Korea (South) - 0.8%
Coway Co. Ltd.	8,489	674,886
NAVER Corp.	1,197	769,659
TOTAL KOREA (SOUTH)		1,444,545
Mexico - 1.9%
Grupo Aeroportuario del Pacifico SA de CV Series B	102,200	675,674
Grupo Aeroportuario del Sureste SA de CV Series B (a)	49,800	651,109
Grupo Aeroportuario Norte S.A.B. de CV	144,300	661,838
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	24,000	$ 782,640
Megacable Holdings S.A.B. de CV unit (a)	185,900	678,762
TOTAL MEXICO		3,450,023
Netherlands - 0.9%
IMCD Group BV	21,700	689,040
Reed Elsevier NV	39,289	960,560
TOTAL NETHERLANDS		1,649,600
New Zealand - 0.3%
Ryman Healthcare Group Ltd.	99,192	595,379
Norway - 0.8%
Gjensidige Forsikring ASA	41,500	700,986
Schibsted ASA (B Shares) (d)	10,060	651,057
TOTAL NORWAY		1,352,043
Philippines - 1.3%
GT Capital Holdings, Inc.	27,090	739,835
SM Investments Corp.	35,575	746,233
SM Prime Holdings, Inc.	1,882,500	789,428
TOTAL PHILIPPINES		2,275,496
Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	22,800	711,637
South Africa - 3.2%
Aspen Pharmacare Holdings Ltd.	18,930	708,823
Discovery Ltd.	69,300	682,559
FirstRand Ltd.	165,500	736,537
Life Healthcare Group Holdings Ltd.	180,253	670,802
MTN Group Ltd.	51,400	887,612
Naspers Ltd. Class N	8,830	1,273,833
Sanlam Ltd.	120,100	719,849
TOTAL SOUTH AFRICA		5,680,015
Spain - 0.9%
Amadeus IT Holding SA Class A	20,760	834,899
Grifols SA ADR	20,500	706,430
TOTAL SPAIN		1,541,329
Sweden - 1.7%
ASSA ABLOY AB (B Shares)	13,606	743,757
Atlas Copco AB (A Shares)	28,600	847,886
Common Stocks - continued
	Shares	Value
Sweden - continued
Hexagon AB (B Shares)	19,900	$ 631,330
HEXPOL AB (B Shares)	7,200	723,550
TOTAL SWEDEN		2,946,523
Switzerland - 5.6%
Compagnie Financiere Richemont SA Series A	13,103	1,088,572
Geberit AG (Reg.)	2,200	755,217
Novartis AG sponsored ADR	28,600	2,785,642
Partners Group Holding AG	2,700	725,136
Roche Holding AG (participation certificate)	8,627	2,325,127
SGS SA (Reg.)	410	781,420
Sika AG (Bearer)	220	755,217
TE Connectivity Ltd.	10,600	703,734
TOTAL SWITZERLAND		9,920,065
Thailand - 0.9%
Airports of Thailand PCL (For. Reg.)	75,600	745,142
Kasikornbank PCL (For. Reg.)	115,900	790,357
TOTAL THAILAND		1,535,499
Turkey - 0.4%
TAV Havalimanlari Holding A/S	85,000	635,858
United Arab Emirates - 0.4%
First Gulf Bank PJSC	144,789	670,128
United Kingdom - 16.6%
Al Noor Hospitals Group PLC	51,300	701,594
Aon PLC	7,670	690,684
Ashtead Group PLC	49,540	811,835
Berkeley Group Holdings PLC	19,200	700,708
British American Tobacco PLC (United Kingdom)	27,393	1,545,404
Bunzl PLC	24,800	708,601
Burberry Group PLC	27,200	708,348
Capita Group PLC	49,200	828,494
Compass Group PLC	52,441	909,136
Diageo PLC sponsored ADR	11,636	1,374,561
Diploma PLC	59,690	680,132
Elementis PLC	162,200	675,261
Essentra PLC	56,800	710,083
Exova Group Ltd. PLC (a)	319,089	720,918
Halma PLC	64,800	679,796
Hargreaves Lansdown PLC	48,600	740,065
Howden Joinery Group PLC	106,703	682,883
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Imperial Tobacco Group PLC	23,457	$ 1,103,738
InterContinental Hotel Group PLC	17,000	677,921
Intertek Group PLC	22,130	764,307
ITV PLC	209,500	694,208
Johnson Matthey PLC	15,438	758,271
Legal & General Group PLC	220,866	891,219
London Stock Exchange Group PLC	20,763	739,612
Meggitt PLC	87,800	712,797
Melrose PLC	184,100	734,822
Persimmon PLC	30,600	733,748
Prudential PLC	54,185	1,317,259
Reckitt Benckiser Group PLC	13,000	1,100,253
Rightmove PLC	20,230	708,742
Schroders PLC	16,100	702,760
Spire Healthcare Group PLC	145,811	704,982
St. James's Place Capital PLC	52,419	677,421
Standard Life PLC	138,792	842,466
The Restaurant Group PLC	66,115	716,495
Whitbread PLC	10,943	824,941
TOTAL UNITED KINGDOM		29,274,465
United States of America - 16.4%
A.O. Smith Corp.	11,187	664,620
Affiliated Managers Group, Inc. (a)	3,510	721,375
American Tower Corp.	6,890	667,986
Ameriprise Financial, Inc.	5,480	684,671
AMETEK, Inc.	14,380	688,802
Amgen, Inc.	4,130	628,834
Amphenol Corp. Class A	11,778	632,596
AutoZone, Inc. (a)	1,081	645,314
Ball Corp.	10,900	690,297
Biogen Idec, Inc. (a)	1,850	719,946
BlackRock, Inc. Class A	1,990	677,615
Danaher Corp.	8,279	682,024
Ecolab, Inc.	6,990	725,352
Fidelity National Information Services, Inc.	10,183	635,725
Fiserv, Inc. (a)	8,489	615,707
Google, Inc. Class C (a)	1,446	772,916
Home Depot, Inc.	6,240	651,581
International Flavors & Fragrances, Inc.	5,870	622,866
Kansas City Southern	6,261	689,273
Las Vegas Sands Corp.	13,166	715,835
Common Stocks - continued
	Shares	Value
United States of America - continued
MasterCard, Inc. Class A	8,710	$ 714,481
McGraw Hill Financial, Inc.	7,584	678,313
McKesson Corp.	3,200	680,480
Mettler-Toledo International, Inc. (a)	2,200	668,690
Moody's Corp.	7,710	704,154
NIKE, Inc. Class B	7,070	652,208
Pall Corp.	6,580	636,681
PPG Industries, Inc.	2,960	659,725
Priceline Group, Inc. (a)	606	611,745
Roper Industries, Inc.	4,270	659,032
SBA Communications Corp. Class A (a)	6,040	704,868
Sherwin-Williams Co.	2,260	613,070
The Walt Disney Co.	7,013	637,902
Tiffany & Co., Inc.	8,070	699,185
TransDigm Group, Inc.	3,440	707,023
Union Pacific Corp.	6,330	741,939
United Technologies Corp.	5,821	668,134
Valspar Corp.	8,210	684,960
Verisk Analytics, Inc. (a)	9,400	604,890
Visa, Inc. Class A	2,830	721,395
Williams-Sonoma, Inc.	8,210	642,433
Wyndham Worldwide Corp.	7,820	655,238
Yahoo!, Inc. (a)	17,340	762,787
TOTAL UNITED STATES OF AMERICA		29,042,668
TOTAL COMMON STOCKS (Cost $162,016,826)		174,645,387
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Sartorius AG (non-vtg.) (Cost $571,328)	5,397	692,192
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	3,678,386	$ 3,678,386
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,120,860	1,120,860
TOTAL MONEY MARKET FUNDS (Cost $4,799,246)		4,799,246
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $167,387,400)		180,136,825
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(3,570,236)
NET ASSETS - 100%		$ 176,566,589
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,093
Fidelity Securities Lending Cash Central Fund	4,719
Total	$ 5,812
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,341,549	$ 20,560,819	$ 13,780,730	$ -
Consumer Staples	10,717,631	5,401,520	5,316,111	-
Financials	29,690,508	16,500,341	13,190,167	-
Health Care	28,478,249	19,747,674	8,730,575	-
Industrials	36,222,374	29,029,390	7,192,984	-
Information Technology	18,936,982	13,087,862	5,849,120	-
Materials	14,691,853	10,996,167	3,695,686	-
Telecommunication Services	2,258,433	1,370,821	887,612	-
Money Market Funds	4,799,246	4,799,246	-	-
Total Investments in Securities:	$ 180,136,825	$ 121,493,840	$ 58,642,985	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 6,100,906
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $167,594,531. Net unrealized appreciation aggregated $12,542,294, of which $16,588,808 related to appreciated investment securities and $4,046,514 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Markets Fund

January 31, 2015

1.813064.110

FAEM-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Argentina - 1.0%
Banco Macro SA sponsored ADR (d)	37,000	$ 1,429,680
Grupo Financiero Galicia SA sponsored ADR (d)	73,249	1,198,354
YPF SA Class D sponsored ADR	72,000	1,688,400
TOTAL ARGENTINA		4,316,434
Australia - 1.1%
Carsales.com Ltd. (d)	209,815	1,670,718
SEEK Ltd.	121,281	1,669,130
Sydney Airport unit	455,945	1,761,872
TOTAL AUSTRALIA		5,101,720
Bailiwick of Jersey - 0.4%
WPP PLC	80,700	1,774,639
Bermuda - 2.2%
China Gas Holdings Ltd.	1,291,000	1,995,302
China Resources Gas Group Ltd.	702,000	1,708,649
Credicorp Ltd. (United States)	21,914	3,158,246
Petra Diamonds Ltd. (a)	702,300	1,622,672
Summit Ascent Holdings Ltd. (a)	2,324,000	1,292,978
TOTAL BERMUDA		9,777,847
Brazil - 5.5%
BB Seguridade Participacoes SA	266,100	2,915,621
CCR SA	427,700	2,435,575
Cetip SA - Mercados Organizado	155,700	1,999,018
Cielo SA	233,960	3,487,711
Iguatemi Empresa de Shopping Centers SA	192,700	1,745,126
Kroton Educacional SA	620,000	2,842,076
Qualicorp SA (a)	221,700	2,193,659
Smiles SA	107,200	1,687,953
Ultrapar Participacoes SA	132,900	2,625,063
Weg SA	196,115	2,338,835
TOTAL BRAZIL		24,270,637
British Virgin Islands - 0.3%
Mail.Ru Group Ltd. GDR (a)(e)	102,100	1,470,240
Cayman Islands - 5.9%
Alibaba Group Holding Ltd. sponsored ADR	23,200	2,066,656
Autohome, Inc. ADR Class A (a)	46,800	1,667,016
Baidu.com, Inc. sponsored ADR (a)	10,213	2,225,617
Bitauto Holdings Ltd. ADR (a)	30,755	1,839,764
Sands China Ltd.	407,400	1,983,365
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sino Biopharmaceutical Ltd.	2,472,000	$ 2,469,505
SouFun Holdings Ltd. ADR (d)	283,900	1,734,629
Tencent Holdings Ltd.	733,100	12,364,873
TOTAL CAYMAN ISLANDS		26,351,425
China - 3.6%
China International Travel Service Corp. Ltd. (A Shares)	269,400	1,971,901
China Pacific Insurance Group Co. Ltd. (H Shares)	776,400	3,731,194
Daqin Railway Co. Ltd. (A Shares)	1,083,400	1,828,027
Kweichow Moutai Co. Ltd.	78,600	2,212,618
PICC Property & Casualty Co. Ltd. (H Shares)	1,463,825	2,854,932
SAIC Motor Corp. Ltd.	522,638	1,880,782
Weifu High-Technology Co. Ltd. (B Shares)	371,813	1,358,625
TOTAL CHINA		15,838,079
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	43,101	1,920,581
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	343,500	2,459,460
Finland - 0.4%
Kone Oyj (B Shares) (d)	38,800	1,751,568
France - 1.7%
Ingenico SA	17,337	1,815,676
LVMH Moet Hennessy - Louis Vuitton SA	12,246	1,985,750
Safran SA	27,600	1,846,018
Zodiac Aerospace	57,100	1,901,493
TOTAL FRANCE		7,548,937
Germany - 0.4%
Bayer AG	11,700	1,692,949
Greece - 0.5%
Folli Follie SA	67,700	2,026,512
Hong Kong - 0.9%
AIA Group Ltd.	339,800	1,972,518
Galaxy Entertainment Group Ltd.	364,000	1,901,238
TOTAL HONG KONG		3,873,756
India - 11.1%
Adani Ports & Special Economic Zone	409,036	2,244,509
Asian Paints India Ltd.	65,800	908,712
Axis Bank Ltd. (a)	251,313	2,397,016
Exide Industries Ltd.	676,925	2,026,491
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd.	29,292	$ 1,956,282
HCL Technologies Ltd.	106,305	3,063,602
HDFC Bank Ltd.	117,181	2,235,466
Housing Development Finance Corp. Ltd.	272,063	5,520,942
ICICI Bank Ltd. (a)	492,813	2,859,105
ITC Ltd. (a)	577,894	3,422,660
Larsen & Toubro Ltd. (a)	117,381	3,208,291
LIC Housing Finance Ltd.	327,364	2,520,120
Lupin Ltd.	88,192	2,307,864
Sun Pharmaceutical Industries Ltd. (a)	224,860	3,321,838
Sun TV Ltd.	301,895	1,979,243
Tata Consultancy Services Ltd.	102,177	4,086,583
Tata Motors Ltd. (a)	311,661	2,935,108
Titan Co. Ltd. (a)	338,220	2,428,902
TOTAL INDIA		49,422,734
Indonesia - 6.9%
PT ACE Hardware Indonesia Tbk	35,027,900	2,043,356
PT Astra International Tbk	6,047,000	3,723,478
PT Bank Central Asia Tbk	3,497,500	3,672,233
PT Bank Rakyat Indonesia Tbk	3,686,700	3,373,260
PT Global Mediacom Tbk	17,569,800	2,562,681
PT Indocement Tunggal Prakarsa Tbk	1,214,300	2,188,767
PT Jasa Marga Tbk	3,968,500	2,245,475
PT Matahari Department Store Tbk	1,715,200	2,094,816
PT Media Nusantara Citra Tbk	11,225,600	2,525,647
PT Semen Gresik (Persero) Tbk	1,874,800	2,143,967
PT Surya Citra Media Tbk	7,458,300	2,002,109
PT Tower Bersama Infrastructure Tbk	2,661,300	1,992,713
TOTAL INDONESIA		30,568,502
Kenya - 1.3%
East African Breweries Ltd.	526,562	1,786,806
Kenya Commercial Bank Ltd.	2,757,400	1,760,043
Safaricom Ltd.	13,849,200	2,138,202
TOTAL KENYA		5,685,051
Korea (South) - 6.3%
Coway Co. Ltd.	32,065	2,549,207
KEPCO Plant Service & Engineering Co. Ltd.	22,393	1,789,167
Common Stocks - continued
	Shares	Value
Korea (South) - continued
NAVER Corp.	6,558	$ 4,216,726
Samsung Electronics Co. Ltd.	15,885	19,562,201
TOTAL KOREA (SOUTH)		28,117,301
Malaysia - 0.7%
Astro Malaysia Holdings Bhd	1,936,400	1,555,645
Tune Insurance Holdings Bhd	3,494,100	1,738,133
TOTAL MALAYSIA		3,293,778
Mexico - 5.9%
Banregio Grupo Financiero S.A.B. de CV (a)	332,766	1,721,605
Compartamos S.A.B. de CV	76,600	144,722
Fomento Economico Mexicano S.A.B. de CV unit (a)	438,500	3,662,285
Grupo Aeroportuario del Pacifico SA de CV Series B	335,321	2,216,906
Grupo Aeroportuario del Sureste SA de CV Series B (a)	190,400	2,489,382
Grupo Aeroportuario Norte S.A.B. de CV	389,100	1,784,624
Grupo Financiero Banorte S.A.B. de CV Series O	685,800	3,480,357
Grupo Mexico SA de CV Series B	1,017,700	2,687,931
Grupo Televisa SA de CV (a)	581,500	3,784,725
Megacable Holdings S.A.B. de CV unit (a)	547,584	1,999,351
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	183,400	2,064,328
TOTAL MEXICO		26,036,216
Nigeria - 1.1%
Guaranty Trust Bank PLC GDR (Reg. S)	323,254	1,713,246
Nestle Foods Nigeria PLC	361,142	1,540,943
Nigerian Breweries PLC	2,358,687	1,786,088
TOTAL NIGERIA		5,040,277
Norway - 0.3%
Schibsted ASA (B Shares)	23,400	1,514,387
Philippines - 3.8%
Alliance Global Group, Inc.	4,345,800	2,450,459
GT Capital Holdings, Inc.	89,715	2,450,141
Metropolitan Bank & Trust Co.	1,104,133	2,373,055
Robinsons Land Corp.	2,948,000	1,851,220
Robinsons Retail Holdings, Inc.	1,244,990	2,229,158
SM Investments Corp.	139,976	2,936,182
SM Prime Holdings, Inc.	6,069,000	2,545,040
TOTAL PHILIPPINES		16,835,255
Russia - 1.6%
Magnit OJSC GDR (Reg. S)	72,766	2,779,661
Common Stocks - continued
	Shares	Value
Russia - continued
NOVATEK OAO GDR (Reg. S)	35,586	$ 2,491,020
Sberbank of Russia sponsored ADR	520,800	1,929,564
TOTAL RUSSIA		7,200,245
South Africa - 10.6%
Alexander Forbes Group Holding (a)	2,187,188	1,773,604
Aspen Pharmacare Holdings Ltd.	98,993	3,706,738
Bidvest Group Ltd.	120,915	3,337,083
Coronation Fund Managers Ltd.	207,800	1,839,047
Discovery Ltd.	242,000	2,383,538
FirstRand Ltd.	765,300	3,405,874
Life Healthcare Group Holdings Ltd.	686,893	2,556,235
Mr Price Group Ltd.	127,500	2,887,868
MTN Group Ltd.	324,600	5,605,424
Nampak Ltd.	619,243	2,257,472
Naspers Ltd. Class N	62,100	8,958,664
Remgro Ltd.	125,200	2,897,098
Sanlam Ltd.	516,400	3,095,170
Woolworths Holdings Ltd.	319,400	2,370,769
TOTAL SOUTH AFRICA		47,074,584
Spain - 0.5%
Amadeus IT Holding SA Class A	51,600	2,075,182
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	24,261	2,015,558
Novartis AG	17,598	1,714,974
Roche Holding AG (participation certificate)	6,280	1,692,569
TOTAL SWITZERLAND		5,423,101
Taiwan - 5.6%
Delta Electronics, Inc.	579,000	3,511,018
Giant Manufacturing Co. Ltd.	242,000	2,096,973
Largan Precision Co. Ltd.	31,000	2,559,327
Merida Industry Co. Ltd.	298,650	2,048,045
Taiwan Semiconductor Manufacturing Co. Ltd.	3,354,000	14,643,472
TOTAL TAIWAN		24,858,835
Thailand - 3.1%
Airports of Thailand PCL (For. Reg.)	265,500	2,616,869
Bangkok Dusit Medical Services PCL (For. Reg.)	3,357,000	1,901,366
Bumrungrad Hospital PCL (For. Reg.)	485,600	2,307,455
Central Pattana PCL (For. Reg.)	1,182,600	1,610,353
Common Stocks - continued
	Shares	Value
Thailand - continued
Kasikornbank PCL (For. Reg.)	505,900	$ 3,449,885
Thai Beverage PCL	3,668,700	1,954,900
TOTAL THAILAND		13,840,828
Turkey - 1.0%
Coca-Cola Icecek Sanayi A/S	100,050	2,020,386
TAV Havalimanlari Holding A/S	300,000	2,244,206
TOTAL TURKEY		4,264,592
United Arab Emirates - 1.0%
DP World Ltd.	96,270	1,891,706
First Gulf Bank PJSC	520,689	2,409,908
TOTAL UNITED ARAB EMIRATES		4,301,614
United Kingdom - 2.5%
Al Noor Hospitals Group PLC	141,084	1,929,507
British American Tobacco PLC (United Kingdom)	31,200	1,760,180
Diageo PLC	61,273	1,813,719
Intertek Group PLC	53,500	1,847,738
Johnson Matthey PLC	35,800	1,758,395
Prudential PLC	76,849	1,868,229
TOTAL UNITED KINGDOM		10,977,768
United States of America - 5.8%
A.O. Smith Corp.	32,700	1,942,707
Affiliated Managers Group, Inc. (a)	8,900	1,829,128
American Tower Corp.	18,400	1,783,880
Ball Corp.	27,800	1,760,574
China Biologic Products, Inc. (a)	26,900	1,832,966
Ecolab, Inc.	18,000	1,867,860
Google, Inc. Class C (a)	4,050	2,164,806
International Flavors & Fragrances, Inc.	17,400	1,846,314
Kansas City Southern	15,620	1,719,606
Las Vegas Sands Corp.	33,100	1,799,647
MasterCard, Inc. Class A	22,300	1,829,269
Moody's Corp.	19,100	1,744,403
PPG Industries, Inc.	8,700	1,939,056
Visa, Inc. Class A	7,500	1,911,825
TOTAL UNITED STATES OF AMERICA		25,972,041
TOTAL COMMON STOCKS (Cost $383,648,909)		422,677,075
Nonconvertible Preferred Stocks - 3.3%
	Shares	Value
Brazil - 2.4%
Ambev SA sponsored ADR (d)	816,480	$ 5,372,438
Itau Unibanco Holding SA sponsored ADR	443,480	5,374,978
TOTAL BRAZIL		10,747,416
Colombia - 0.5%
Grupo Aval Acciones y Valores SA	3,694,727	1,945,789
Germany - 0.4%
Henkel AG & Co. KGaA	16,000	1,836,928
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,275,998)		14,530,133
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.13% (b)	6,144,374	6,144,374
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	12,725,835	12,725,835
TOTAL MONEY MARKET FUNDS (Cost $18,870,209)		18,870,209
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $419,795,116)		456,077,417
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(11,461,981)
NET ASSETS - 100%		$ 444,615,436
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,470,240 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,021
Fidelity Securities Lending Cash Central Fund	33,127
Total	$ 35,148
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 77,315,511	$ 17,640,401	$ 59,675,110	$ -
Consumer Staples	34,178,770	20,785,535	13,393,235	-
Energy	6,804,483	6,804,483	-	-
Financials	105,160,301	40,743,128	64,417,173	-
Health Care	31,548,206	9,569,662	21,978,544	-
Industrials	55,854,734	28,474,692	27,380,042	-
Information Technology	89,966,911	24,288,391	65,678,520	-
Materials	22,938,002	13,482,802	9,455,200	-
Telecommunication Services	9,736,339	2,138,202	7,598,137	-
Utilities	3,703,951	-	3,703,951	-
Money Market Funds	18,870,209	18,870,209	-	-
Total Investments in Securities:	$ 456,077,417	$ 182,797,505	$ 273,279,912	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 72,183,257
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $420,795,162. Net unrealized appreciation aggregated $35,282,255, of which $60,050,178 related to appreciated investment securities and $24,767,923 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global Capital
Appreciation Fund

January 31, 2015

1.813039.110

AGLO-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 0.6%
Ausdrill Ltd.	246,041	$ 71,395
Charter Hall Group unit	74,232	278,189
CSL Ltd.	2,784	189,461
Imdex Ltd. (a)	192,909	43,993
Vocus Communications Ltd. (d)	27,706	133,345
TOTAL AUSTRALIA		716,383
Bailiwick of Jersey - 0.4%
Shire PLC	6,000	437,927
Belgium - 0.3%
Ion Beam Applications SA (a)	17,700	347,517
Bermuda - 1.1%
BW LPG Ltd.	5,394	33,505
Cheung Kong Infrastructure Holdings Ltd.	18,000	147,731
Genpact Ltd. (a)	30,600	614,142
Great Eagle Holdings Ltd.	34,000	113,218
Hiscox Ltd.	12,600	139,394
PAX Global Technology Ltd. (a)	126,000	117,978
Silverlake Axis Ltd. Class A	141,400	136,536
TOTAL BERMUDA		1,302,504
Brazil - 0.9%
Brasil Foods SA	5,500	131,963
Cetip SA - Mercados Organizado	7,509	96,407
Cielo SA	7,100	105,842
Direcional Engenharia SA	42,800	103,680
JBS SA	31,600	134,726
Natura Cosmeticos SA	4,300	50,239
Smiles SA	7,400	116,519
Valid Solucoes SA	13,700	196,316
Weg SA	7,980	95,168
TOTAL BRAZIL		1,030,860
British Virgin Islands - 0.0%
Epic Gas Ltd. (a)	10,100	36,604
Canada - 3.4%
AGT Food & Ingredients, Inc.	6,000	132,447
Algonquin Power & Utilities Corp.	9,100	72,473
B2Gold Corp. (a)	58,000	114,110
CCL Industries, Inc. Class B	1,000	103,368
Clearwater Seafoods, Inc.	32,300	354,342
Concordia Healthcare Corp.	6,500	280,983
Common Stocks - continued
	Shares	Value
Canada - continued
Constellation Software, Inc.	1,000	$ 277,084
Descartes Systems Group, Inc. (a)	8,800	134,420
EnerCare, Inc.	10,200	114,707
Enghouse Systems Ltd.	3,708	118,153
FirstService Corp. (sub. vtg.)	2,700	142,044
Imperial Oil Ltd.	2,700	100,376
Intact Financial Corp.	4,100	274,000
Interfor Corp. (a)	10,900	190,430
Linamar Corp.	3,100	177,579
New Gold, Inc. (a)	5,700	24,985
Pason Systems, Inc.	4,300	60,607
PrairieSky Royalty Ltd.	3,100	66,772
Richelieu Hardware Ltd.	4,900	228,438
Saputo, Inc.	7,600	218,544
Stella-Jones, Inc.	4,100	117,060
Suncor Energy, Inc.	13,200	393,704
West Fraser Timber Co. Ltd.	3,200	183,785
TOTAL CANADA		3,880,411
Cayman Islands - 1.6%
Best Pacific International Holdings Ltd.	534,000	264,926
Chailease Holding Co. Ltd.	78,000	182,780
China Aircraft Leasing Group Holdings Ltd. (a)	135,000	189,359
China Shengmu Organic Milk Ltd. (a)(e)	470,000	144,965
CT Environmental Group Ltd.	182,000	181,829
Greatview Aseptic Pack Co. Ltd.	327,000	149,062
Nexteer Auto Group Ltd.	212,000	208,944
Shenzhou International Group Holdings Ltd.	51,000	185,310
Tencent Holdings Ltd.	17,000	286,731
TOTAL CAYMAN ISLANDS		1,793,906
China - 1.5%
China CITIC Bank Corp. Ltd. (H Shares)	208,000	153,813
CITIC Securities Co. Ltd. (H Shares)	83,500	268,264
CSR Corp. Ltd. (H Shares)	165,000	199,599
Daqin Railway Co. Ltd. (A Shares)	94,500	159,450
Inner Mongoli Yili Industries Co. Ltd.	30,600	132,725
Kweichow Moutai Co. Ltd.	4,479	126,085
PICC Property & Casualty Co. Ltd. (H Shares)	141,720	276,400
Weifu High-Technology Co. Ltd. (B Shares)	32,200	117,661
Common Stocks - continued
	Shares	Value
China - continued
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,900	$ 22,630
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	41,500	231,506
TOTAL CHINA		1,688,133
Denmark - 0.8%
Ambu A/S Series B	1,200	25,513
Genmab A/S (a)	7,000	470,717
Royal Unibrew A/S (a)	1,400	239,185
William Demant Holding A/S (a)	2,500	189,792
TOTAL DENMARK		925,207
Egypt - 0.1%
Elsewedy Electric Co. (a)	11,800	79,288
Finland - 0.7%
Huhtamaki Oyj	10,800	296,435
Munksjo Oyj	27,900	296,039
Valmet Corp.	18,300	235,741
TOTAL FINLAND		828,215
France - 2.9%
bioMerieux SA	2,700	294,818
Cap Gemini SA	3,900	284,560
Faurecia SA	7,300	295,479
Korian-Medica	8,224	311,227
Natixis SA	42,600	272,076
Nexity	7,300	288,138
Norbert Dentressangle SA	2,000	295,495
Sartorius Stedim Biotech	1,500	292,472
Schneider Electric SA	1,700	128,707
SR Teleperformance SA	4,400	316,169
Ubisoft Entertainment SA (a)	15,660	316,578
Virbac SA	1,300	289,687
TOTAL FRANCE		3,385,406
Germany - 4.2%
Bechtle AG	3,600	305,344
Continental AG	1,300	294,828
Deutsche Boerse AG	3,900	299,808
DIC Asset AG	14,400	150,793
ELMOS Semiconductor AG	15,100	298,347
GFT Technologies AG	20,200	311,803
Isra Vision AG	24	1,478
Common Stocks - continued
	Shares	Value
Germany - continued
Krones AG	3,000	$ 285,065
MLP AG	12,800	50,913
MTU Aero Engines Holdings AG	3,200	293,366
Nemetschek AG	1,500	156,872
Open Business Club AG	2,600	318,185
OSRAM Licht AG	7,015	324,054
Patrizia Immobilien AG	13,890	243,990
ProSiebenSat.1 Media AG	5,300	235,607
Rational AG	900	296,913
Rocket Internet AG (a)	1,037	54,372
Stabilus GmbH	9,000	289,845
STRATEC Biomedical Systems AG	5,200	280,550
Stroer Out-of-Home Media AG	12,200	356,368
TOTAL GERMANY		4,848,501
Greece - 0.1%
Mytilineos Holdings SA (a)	24,500	139,256
Hong Kong - 0.4%
China Overseas Land and Investment Ltd.	96,000	276,815
Guangdong Investment Ltd.	92,000	123,495
MTR Corp. Ltd.	6	27
TOTAL HONG KONG		400,337
India - 4.1%
Adani Ports & Special Economic Zone	47,617	261,289
AIA Engineering Ltd. (a)	7,018	128,198
Alstom India Ltd. (a)	19,322	217,327
Arvind Mills Ltd.	19,612	91,573
Ashok Leyland Ltd. (a)	15,365	16,220
Aurobindo Pharma Ltd.	4,235	85,090
Balkrishna Industries Ltd.	4,477	46,754
Bayer CropScience Ltd.	4,211	244,116
Bharat Heavy Electricals Ltd.	28,174	131,993
Bharti Infratel Ltd.	12,973	75,489
Britannia Industries Ltd. (a)	2,967	90,209
Cadila Healthcare Ltd. (a)	4,650	122,857
Cyient Ltd.	15,022	128,909
Dalmia Bharat Ltd. (a)	9,632	74,362
Divi's Laboratories Ltd. (a)	2,530	70,995
Godrej Properties Ltd. (a)	30,632	137,633
Gujarat Pipavav Port Ltd. (a)	74,175	245,809
HDFC Bank Ltd.	17,951	342,452
Common Stocks - continued
	Shares	Value
India - continued
Hero Motocorp Ltd.	1,981	$ 91,313
Housing Development Finance Corp. Ltd.	22,651	459,654
ICICI Bank Ltd. (a)	10,731	62,257
Kalpataru Power Transmission Ltd. (a)	59,072	221,957
Kaveri Seed Co. Ltd.	5,457	64,090
Lupin Ltd.	4,601	120,402
Motherson Sumi Systems Ltd.	17,023	123,502
Pc Jeweller Ltd. (a)	31,969	138,293
Persistent Systems Ltd.	4,126	112,115
Rallis India Ltd. (a)	25,658	93,347
Sun Pharmaceutical Industries Ltd. (a)	7,091	104,755
Supreme Industries Ltd. (a)	9,362	88,520
Tata Motors Ltd. (a)	16,182	152,396
Tech Mahindra Ltd.	2,067	95,502
Torrent Pharmaceuticals Ltd.	2,131	37,677
UPL Ltd.	18,659	110,579
Voltas Ltd. (a)	33,531	144,803
TOTAL INDIA		4,732,437
Indonesia - 1.4%
Blue Bird Tbk PT	288,400	246,422
Kimia Farma Tbk PT	1,085,700	114,260
PT ACE Hardware Indonesia Tbk	1,176,600	68,637
PT Astra International Tbk	126,800	78,078
PT Bank Central Asia Tbk	199,100	209,047
PT Bank Rakyat Indonesia Tbk	153,000	139,992
PT Intiland Development Tbk	5,627,700	274,361
PT Pakuwon Jati Tbk	4,261,800	167,114
PT Pembangunan Perumahan Persero Tbk	425,900	130,469
Wijaya Karya Beton Tbk PT	1,181,800	126,832
TOTAL INDONESIA		1,555,212
Ireland - 1.8%
Accenture PLC Class A	700	58,821
Actavis PLC (a)	1,100	293,194
C&C Group PLC	65,894	258,377
Jazz Pharmaceuticals PLC (a)	4,400	745,096
Medtronic PLC	9,200	656,880
TOTAL IRELAND		2,012,368
Common Stocks - continued
	Shares	Value
Israel - 0.6%
Frutarom Industries Ltd.	6,522	$ 204,214
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,100	517,426
TOTAL ISRAEL		721,640
Italy - 0.7%
Brembo SpA	8,300	292,625
Fincantieri SpA (d)	271,610	223,130
Interpump Group SpA	18,600	265,037
TOTAL ITALY		780,792
Japan - 7.4%
Alps Electric Co. Ltd.	6,800	141,560
Asahi Co. Ltd.	25,400	248,535
ASAHI INTECC Co. Ltd.	2,500	132,498
Astellas Pharma, Inc.	10,900	168,355
Broadleaf Co. Ltd.	17,200	265,472
Disco Corp.	2,500	229,034
DTS Corp.	8,900	186,819
Gulliver International Co. Ltd.	30,700	243,656
Hitachi Metals Ltd.	11,000	179,248
Hoshizaki Electric Co. Ltd.	2,300	116,606
Hoya Corp.	3,700	143,385
Jamco Corp.	9,600	260,587
Japan Aviation Electronics Industry Ltd.	11,000	248,611
KDDI Corp.	2,400	169,414
Keyence Corp.	500	233,718
Kinugawa Rubber Industrial Co. Ltd.	31,000	138,918
Koito Manufacturing Co. Ltd.	6,800	221,105
Koshidaka Holdings Co. Ltd.	15,200	276,334
Minebea Ltd.	21,000	323,992
Misumi Group, Inc.	26,600	993,601
Mitsubishi Electric Corp.	30,000	346,972
Monex Group, Inc.	114,600	235,275
NGK Spark Plug Co. Ltd.	4,400	130,438
Nifco, Inc.	8,000	275,576
Pigeon Corp.	2,000	124,877
Sohgo Security Services Co., Ltd.	8,500	217,552
Suzuki Motor Corp.	4,200	132,805
Temp Holdings Co., Ltd.	7,000	236,631
THK Co. Ltd.	16,700	405,568
Toshiba Corp.	47,000	187,934
Tsuruha Holdings, Inc.	11,900	799,632
Common Stocks - continued
	Shares	Value
Japan - continued
Union Tool Co.	10,900	$ 304,389
United Arrows Ltd.	4,800	136,431
TOTAL JAPAN		8,455,528
Kenya - 0.3%
Equity Group Holdings Ltd. (a)	324,400	191,136
Safaricom Ltd.	734,600	113,416
TOTAL KENYA		304,552
Korea (South) - 1.7%
CJ CGV Co. Ltd.	4,344	239,590
Cosmax Bti, Inc.	2,390	100,199
EO Technics Co. Ltd.	726	84,288
Hanjin Kal Corp. (a)	6,552	192,498
Hanssem Co. Ltd.	969	134,906
Koh Young Technology, Inc.	3,268	140,599
KONA@I Co. Ltd.	6,275	194,028
Loen Entertainment, Inc. (a)	6,604	285,948
Medy-Tox, Inc.	690	229,997
PSK, Inc.	6,846	85,254
SK Hynix, Inc. (a)	5,462	234,051
TOTAL KOREA (SOUTH)		1,921,358
Liberia - 0.2%
Royal Caribbean Cruises Ltd.	3,500	264,425
Malaysia - 0.9%
Berjaya Auto Bhd	117,800	107,259
IHH Healthcare Bhd	196,800	281,252
IJM Land Bhd	116,500	114,381
Kossan Rubber Industries Bhd	91,400	131,097
My E.G.Services Bhd	152,300	107,008
TIME dotCom Bhd (a)	63,500	94,469
Unisem (M) Bhd	356,900	199,069
TOTAL MALAYSIA		1,034,535
Marshall Islands - 0.2%
StealthGas, Inc. (a)	48,400	255,552
Mexico - 0.5%
Grupo Aeroportuario del Pacifico SA de CV Series B	11,400	75,369
Grupo Aeroportuario del Sureste SA de CV Series B (a)	14,100	184,350
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Interacciones SA de CV	13,200	$ 88,564
Terrafina	128,200	274,626
TOTAL MEXICO		622,909
Netherlands - 1.1%
Euronext NV (a)	10,900	354,237
Fiat Chrysler Automobiles NV (a)	25,700	339,780
IMCD Group BV	9,600	304,829
Mota-Engil Africa NV	2,340	16,315
TKH Group NV unit	9,200	287,138
TOTAL NETHERLANDS		1,302,299
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp.	30,410	137,395
Norway - 1.2%
Marine Harvest ASA	20,300	265,555
Merkantildata ASA	25,700	285,245
Norsk Hydro ASA	50,600	298,653
Opera Software ASA (d)	20,300	269,321
Veidekke ASA	30,100	310,705
TOTAL NORWAY		1,429,479
Panama - 0.3%
Copa Holdings SA Class A	2,800	301,028
Philippines - 1.5%
Ayala Corp.	10,040	164,592
First Gen Corp.	433,200	304,509
GT Capital Holdings, Inc.	11,010	300,686
Megaworld Corp.	2,306,300	269,866
PNOC Energy Development Corp.	1,233,100	237,925
Robinsons Retail Holdings, Inc.	115,730	207,215
Semirara Mining & Power Corp.	87,580	290,797
TOTAL PHILIPPINES		1,775,590
Poland - 0.7%
Kruk SA (a)	7,800	242,082
NG2 SA	6,700	278,583
TVN SA (a)	58,100	277,656
TOTAL POLAND		798,321
Singapore - 0.2%
Religare Health Trust	239,400	182,230
Common Stocks - continued
	Shares	Value
South Africa - 3.9%
Aeci Ltd.	15,800	$ 169,100
Astral Foods Ltd.	11,100	187,388
AVI Ltd.	27,100	196,383
Capitec Bank Holdings Ltd.	8,000	262,289
Clicks Group Ltd.	14,442	111,617
Discovery Ltd.	10,900	107,358
Famous Brands Ltd.	19,400	184,265
FirstRand Ltd.	18,600	82,777
Foschini Ltd.	14,600	209,329
Grand Parade Investments Ltd.	209,800	113,234
MMI Holdings Ltd.	52,800	141,894
Mondi Ltd.	7,900	141,956
Mpact Ltd.	37,651	114,252
Mr Price Group Ltd.	3,300	74,745
Netcare Ltd.	31,500	104,575
Oceana Group Ltd.	20,200	186,026
Peregrine Holdings Ltd.	117,500	244,520
Pioneer Foods Ltd.	9,800	127,717
Rand Merchant Insurance Holdings Ltd.	31,900	116,391
Remgro Ltd.	11,000	254,537
Sanlam Ltd.	36,700	219,970
Spar Group Ltd.	13,600	214,537
Steinhoff International Holdings Ltd.	36,800	188,083
Super Group Ltd. (a)	30,600	89,990
Tiger Brands Ltd.	5,600	188,854
Transaction Capital Ltd.	200,600	143,068
Woolworths Holdings Ltd.	15,500	115,050
Zeder Investments Ltd.	352,339	236,614
TOTAL SOUTH AFRICA		4,526,519
Spain - 1.5%
Almirall SA (a)	16,698	291,899
Amadeus IT Holding SA Class A	7,200	289,560
Cie Automotive SA	20,400	293,913
Melia Hotels International SA	26,200	301,537
Merlin Properties Socimi SA	23,600	283,214
Viscofan Envolturas Celulosicas SA	4,900	283,771
TOTAL SPAIN		1,743,894
Sweden - 1.1%
Betsson AB (B Shares)	6,000	225,013
Hexagon AB (B Shares)	4,300	136,418
Common Stocks - continued
	Shares	Value
Sweden - continued
HEXPOL AB (B Shares)	3,000	$ 301,479
Klovern AB (a)	274,000	273,199
Klovern AB	27,400	28,644
Loomis AB (B Shares)	9,900	293,140
TOTAL SWEDEN		1,257,893
Switzerland - 0.7%
Comet Holding AG	486	306,992
Lonza Group AG	3,922	466,437
TOTAL SWITZERLAND		773,429
Taiwan - 1.9%
Aerospace Industries Development Corp. (a)	65,000	74,636
Feng Tay Enterprise Co. Ltd.	97,000	360,211
Hota Industrial Manufacturing Co. Ltd.	42,000	74,620
Largan Precision Co. Ltd.	3,000	247,677
Makalot Industrial Co. Ltd.	69,000	383,355
Novatek Microelectronics Corp.	20,000	109,218
Poya International Co. Ltd.	36,000	298,775
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	279,422
Topoint Technology Co. Ltd.	89,903	78,739
Vanguard International Semiconductor Corp.	181,000	304,377
TOTAL TAIWAN		2,211,030
Thailand - 1.3%
KCE Electronics PCL	243,400	349,997
Major Cineplex Group PCL (For. Reg.)	111,500	91,714
MC Group PCL	136,400	61,169
Samart Telecoms PCL	240,900	187,194
SPCG Public Co. Ltd.	217,400	187,139
Supalai PCL (For. Reg.)	159,900	118,692
Tipco Asphalt (For. Reg.)	218,500	544,698
TOTAL THAILAND		1,540,603
Turkey - 0.8%
Akbank T.A.S.	70,000	256,387
Akcansa Cimento A/S	9,000	63,647
Aselsan A/S	52,000	252,953
Soda Sanayii AS	54,354	116,205
Trakya Cam Sanayii A/S	97,000	142,746
Turk Sise ve Cam Fabrikalari A/S	84,000	131,513
TOTAL TURKEY		963,451
Common Stocks - continued
	Shares	Value
United Kingdom - 4.5%
BG Group PLC	10,000	$ 133,379
Cairn Energy PLC (a)	174,896	505,782
Close Brothers Group PLC	12,500	286,366
Dialog Semiconductor PLC (a)	9,200	354,400
Direct Line Insurance Group PLC	72,282	340,222
Domino's Pizza UK & IRL PLC	19,700	199,990
easyJet PLC	10,600	297,282
Galliford Try PLC	14,500	287,413
Hikma Pharmaceuticals PLC	5,512	195,931
ITV PLC	83,500	276,689
John David Group PLC	39,300	297,744
Marshalls PLC	91,300	336,227
Moneysupermarket.com Group PLC	87,000	344,634
Persimmon PLC	11,700	280,551
SABMiller PLC	2,800	152,900
Ted Baker PLC	8,600	307,382
The Restaurant Group PLC	26,700	289,351
Tullow Oil PLC	31	170
Whitbread PLC	4,059	305,989
TOTAL UNITED KINGDOM		5,192,402
United States of America - 39.1%
3M Co.	1,500	243,450
AbbVie, Inc.	8,100	488,835
Abraxas Petroleum Corp. (a)	188,500	557,960
Acuity Brands, Inc.	900	134,901
AFLAC, Inc.	9,400	536,552
Agilent Technologies, Inc.	1,700	64,209
Alliance Data Systems Corp. (a)	2,000	577,660
AMN Healthcare Services, Inc. (a)	49,600	933,472
Apogee Enterprises, Inc.	5,500	237,930
Apple, Inc.	11,300	1,323,904
Ashford Hospitality Prime, Inc.	3,000	51,480
AutoZone, Inc. (a)	300	179,088
Belden, Inc.	1,700	140,998
Boston Scientific Corp. (a)	45,100	667,931
Brocade Communications Systems, Inc.	20,000	222,400
Cadence Design Systems, Inc. (a)	20,400	366,996
Capital One Financial Corp.	7,200	527,112
Cardinal Health, Inc.	13,900	1,156,341
Caterpillar, Inc.	5,000	399,850
CBRE Group, Inc. (a)	14,200	459,228
Common Stocks - continued
	Shares	Value
United States of America - continued
CDW Corp.	14,100	$ 483,066
Church & Dwight Co., Inc.	1,000	80,920
Citigroup, Inc.	15,700	737,115
City National Corp.	1,800	156,042
CRA International, Inc. (a)	4,300	126,979
Cummins, Inc.	3,800	529,948
CVS Health Corp.	8,300	814,728
Cytec Industries, Inc.	6,500	311,935
DaVita HealthCare Partners, Inc. (a)	2,900	217,674
Deere & Co.	3,200	272,608
Dermira, Inc.	3,100	52,235
DineEquity, Inc.	3,300	352,275
DIRECTV (a)	5,700	486,096
DTE Energy Co.	2,800	251,048
E.I. du Pont de Nemours & Co.	6,000	427,260
Electronic Arts, Inc. (a)	11,800	647,348
Enanta Pharmaceuticals, Inc. (a)	3,000	130,320
Ethan Allen Interiors, Inc.	9,100	247,702
Extra Space Storage, Inc.	2,200	145,200
F5 Networks, Inc. (a)	1,600	178,592
Facebook, Inc. Class A (a)	5,500	417,505
Farmer Brothers Co. (a)	20,200	604,182
FedEx Corp.	5,760	974,074
FelCor Lodging Trust, Inc.	29,300	293,293
Fidelity National Information Services, Inc.	13,900	867,777
FleetCor Technologies, Inc. (a)	450	63,225
Foot Locker, Inc.	6,900	367,218
G-III Apparel Group Ltd. (a)	4,300	417,960
Gilead Sciences, Inc. (a)	7,300	765,259
Global Payments, Inc.	14,300	1,248,533
Google, Inc. Class C (a)	1,555	831,179
Halliburton Co.	14,800	591,852
Hanesbrands, Inc.	5,800	646,004
Harman International Industries, Inc.	700	90,741
Helmerich & Payne, Inc.	2,300	136,988
Hologic, Inc. (a)	13,600	412,964
Hooker Furniture Corp.	15,000	270,600
Illinois Tool Works, Inc.	5,000	465,450
Jones Lang LaSalle, Inc.	6,200	911,896
Juniper Networks, Inc.	4,100	93,193
Keysight Technologies, Inc. (a)	2,000	66,780
Kroger Co.	9,000	621,450
Common Stocks - continued
	Shares	Value
United States of America - continued
Ladder Capital Corp. Class A	11,400	$ 213,864
Lakeland Financial Corp.	11,300	426,462
Liberty Tax, Inc. (a)(d)	13,800	496,800
Marsh & McLennan Companies, Inc.	2,700	145,179
McGraw Hill Financial, Inc.	8,400	751,296
McKesson Corp.	5,800	1,233,370
MedAssets, Inc. (a)	11,400	211,014
Memorial Resource Development Corp.	3,200	61,280
Multi-Color Corp.	5,600	326,032
Murphy U.S.A., Inc. (a)	3,375	235,609
NVIDIA Corp.	11,800	226,619
NVR, Inc. (a)	200	250,846
Old Dominion Freight Lines, Inc. (a)	1,800	126,216
Omega Flex, Inc.	19,100	599,167
Omnicare, Inc.	8,937	670,096
Opus Bank	2,700	70,470
PetSmart, Inc.	3,900	318,650
Polaris Industries, Inc.	4,800	694,032
Praxair, Inc.	3,800	458,242
Primerica, Inc.	10,900	541,076
PulteGroup, Inc.	2,500	51,475
QUALCOMM, Inc.	700	43,722
Reinsurance Group of America, Inc.	3,600	298,116
Rexnord Corp. (a)	5,600	138,600
Riverbed Technology, Inc. (a)	10,800	222,264
Ruth's Hospitality Group, Inc.	52,000	755,040
Saia, Inc. (a)	9,900	416,889
Shake Shack, Inc. Class A	100	4,590
Snap-On, Inc.	4,000	530,840
SS&C Technologies Holdings, Inc.	4,100	226,853
Steris Corp.	12,500	815,250
Super Micro Computer, Inc. (a)	12,900	471,753
Sysco Corp.	6,400	250,688
Textron, Inc.	17,900	761,824
TJX Companies, Inc.	6,600	435,204
Total System Services, Inc.	14,900	527,013
Tractor Supply Co.	3,500	284,095
TriNet Group, Inc.	8,700	288,579
U.S. Bancorp	4,600	192,786
U.S. Physical Therapy, Inc.	5,700	221,103
UMB Financial Corp.	4,900	237,748
Union Pacific Corp.	5,700	668,097
Common Stocks - continued
	Shares	Value
United States of America - continued
Universal Electronics, Inc. (a)	2,100	$ 133,854
Verizon Communications, Inc.	4,500	205,695
Visa, Inc. Class A	2,600	662,766
Wyndham Worldwide Corp.	10,100	846,279
Yum! Brands, Inc.	2,500	180,700
TOTAL UNITED STATES OF AMERICA		45,005,654
TOTAL COMMON STOCKS (Cost $104,201,441)		113,642,980
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
Sartorius AG (non-vtg.)	2,300	294,987
India - 0.0%
Zee Entertainment Enterprises Ltd.	302,169	4,257
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $294,747)		299,244
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.13% (b)	961,259	961,259
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	721,335	721,335
TOTAL MONEY MARKET FUNDS (Cost $1,682,594)		1,682,594
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $106,178,782)		115,624,818
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(554,361)
NET ASSETS - 100%		$ 115,070,457
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $144,965 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 296
Fidelity Securities Lending Cash Central Fund	1,525
Total	$ 1,821
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,058,538	$ 13,670,853	$ 6,387,685	$ -
Consumer Staples	7,619,166	4,328,462	3,290,704	-
Energy	3,225,328	2,764,548	424,176	36,604
Financials	17,383,972	11,029,073	6,354,899	-
Health Care	16,936,022	14,422,594	2,513,428	-
Industrials	19,872,989	13,616,200	6,256,789	-
Information Technology	19,992,814	15,252,717	4,740,097	-
Materials	6,368,224	4,288,159	2,080,065	-
Telecommunication Services	979,022	319,111	659,911	-
Utilities	1,506,149	323,521	1,182,628	-
Money Market Funds	1,682,594	1,682,594	-	-
Total Investments in Securities:	$ 115,624,818	$ 81,697,832	$ 33,890,382	$ 36,604

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 4,338,183
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $106,483,865. Net unrealized appreciation aggregated $9,140,953, of which $12,131,018 related to appreciated investment securities and $2,990,065 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified
International Fund

January 31, 2015

1.813040.110

ADIF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
Argentina - 0.1%
YPF SA Class D sponsored ADR	115,200	$ 2,701
Australia - 2.0%
Ansell Ltd.	258,534	4,538
Australia & New Zealand Banking Group Ltd.	628,447	16,043
BHP Billiton Ltd. sponsored ADR (e)	71,436	3,310
CSL Ltd.	134,080	9,125
Woodside Petroleum Ltd.	125,103	3,323
TOTAL AUSTRALIA		36,339
Austria - 0.2%
Andritz AG	52,900	2,869
Bailiwick of Guernsey - 0.1%
Amdocs Ltd.	40,700	1,961
Bailiwick of Jersey - 2.4%
Experian PLC	364,200	6,435
Shire PLC	255,300	18,634
Wolseley PLC	163,396	9,505
WPP PLC	445,924	9,806
TOTAL BAILIWICK OF JERSEY		44,380
Belgium - 2.9%
Anheuser-Busch InBev SA NV	274,431	33,469
Arseus NV	61,500	2,514
KBC Groupe SA (a)	276,191	14,892
UCB SA	27,800	2,167
TOTAL BELGIUM		53,042
Bermuda - 0.5%
BW LPG Ltd. (e)	259,598	1,613
Golar LNG Ltd.	58,700	1,665
Noble Group Ltd.	4,415,000	3,454
Travelport Worldwide Ltd. (e)	181,800	2,834
TOTAL BERMUDA		9,566
Canada - 3.7%
Agrium, Inc.	40,200	4,289
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	431,100	16,892
AutoCanada, Inc.	36,900	940
Canadian Natural Resources Ltd.	60,100	1,742
CGI Group, Inc. Class A (sub. vtg.) (a)	335,500	13,294
Constellation Software, Inc.	25,700	7,121
Fairfax India Holdings Corp. (a)	494,000	4,841
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Imperial Oil Ltd.	96,200	$ 3,576
Keyera Corp.	49,100	2,898
PrairieSky Royalty Ltd.	38,000	818
Suncor Energy, Inc.	265,200	7,910
Tourmaline Oil Corp. (a)	103,000	2,832
TransForce, Inc.	77,900	1,768
TOTAL CANADA		68,921
Cayman Islands - 1.8%
58.com, Inc. ADR (a)	21,000	808
Alibaba Group Holding Ltd. sponsored ADR	57,300	5,104
Baidu.com, Inc. sponsored ADR (a)	18,500	4,032
China Modern Dairy Holdings Ltd. (a)(e)	8,770,000	2,831
Melco Crown Entertainment Ltd. sponsored ADR	267,500	6,420
PW Medtech Group Ltd. (a)	5,938,000	2,594
Sands China Ltd.	1,554,400	7,567
Tencent Holdings Ltd.	196,800	3,319
TOTAL CAYMAN ISLANDS		32,675
China - 0.3%
Daqin Railway Co. Ltd. (A Shares)	1,867,700	3,151
Kweichow Moutai Co. Ltd.	107,400	3,023
TOTAL CHINA		6,174
Curacao - 0.1%
Schlumberger Ltd.	34,000	2,801
Denmark - 2.4%
A.P. Moller - Maersk A/S Series B	802	1,630
Genmab A/S (a)	132,800	8,930
Novo Nordisk A/S Series B	713,840	31,816
Vestas Wind Systems A/S (a)	60,134	2,361
TOTAL DENMARK		44,737
Finland - 0.6%
Nokia Corp.	647,900	4,983
Sampo Oyj (A Shares)	113,300	5,495
TOTAL FINLAND		10,478
France - 4.0%
Air Liquide SA	60,260	7,627
Atos Origin SA	42,854	3,176
AXA SA	486,600	11,467
BNP Paribas SA	170,143	8,993
Common Stocks - continued
	Shares	Value (000s)
France - continued
Danone SA	69,500	$ 4,664
LVMH Moet Hennessy - Louis Vuitton SA	16,527	2,680
Numericable Group SA (a)	132,330	6,908
Publicis Groupe SA	130,510	9,797
Sanofi SA	210,537	19,399
Tarkett SA	6,810	140
TOTAL FRANCE		74,851
Germany - 5.5%
adidas AG	32,490	2,247
Bayer AG	214,352	31,016
Brenntag AG	75,600	4,128
Continental AG	42,000	9,525
Deutsche Boerse AG	12,400	953
Drillisch AG	50,200	1,957
Fresenius SE & Co. KGaA	299,800	17,196
Gerry Weber International AG (Bearer)	59,100	2,288
Linde AG	53,347	10,242
OSRAM Licht AG	76,586	3,538
ProSiebenSat.1 Media AG	140,900	6,264
SAP AG (e)	151,725	9,903
Symrise AG	47,600	3,126
TOTAL GERMANY		102,383
Hong Kong - 1.7%
AIA Group Ltd.	4,129,000	23,969
Galaxy Entertainment Group Ltd.	1,051,000	5,490
Melco International Development Ltd.	679,000	1,352
TOTAL HONG KONG		30,811
India - 3.2%
Apollo Hospitals Enterprise Ltd. (a)	178,997	3,784
Axis Bank Ltd. (a)	514,333	4,906
Exide Industries Ltd.	1,136,771	3,403
Grasim Industries Ltd.	6,931	463
HDFC Bank Ltd.	812,062	15,492
Housing Development Finance Corp. Ltd.	635,436	12,895
ITC Ltd. (a)	1,141,123	6,758
LIC Housing Finance Ltd.	265,790	2,046
Lupin Ltd.	127,912	3,347
Pidilite Industries Ltd.	708,156	6,508
TOTAL INDIA		59,602
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.6%
PT Bank Central Asia Tbk	6,259,700	$ 6,572
PT Bank Rakyat Indonesia Tbk	5,117,000	4,682
TOTAL INDONESIA		11,254
Ireland - 2.1%
Actavis PLC (a)	50,000	13,327
DCC PLC (United Kingdom)	71,500	3,799
Greencore Group PLC	1,069,521	4,965
Perrigo Co. PLC	43,500	6,601
Ryanair Holdings PLC sponsored ADR	147,800	9,752
TOTAL IRELAND		38,444
Isle of Man - 0.1%
NETELLER PLC (a)	360,000	1,868
Israel - 1.4%
Check Point Software Technologies Ltd. (a)	120,100	9,268
Teva Pharmaceutical Industries Ltd. sponsored ADR	295,000	16,774
TOTAL ISRAEL		26,042
Italy - 1.0%
Intesa Sanpaolo SpA	1,901,700	5,561
UniCredit SpA	1,324,016	7,832
World Duty Free SpA (a)	490,495	5,415
TOTAL ITALY		18,808
Japan - 15.5%
Ain Pharmaciez, Inc.	77,700	2,504
Astellas Pharma, Inc.	1,365,600	21,092
Daiichikosho Co. Ltd.	74,400	2,155
Don Quijote Holdings Co. Ltd.	167,900	12,224
Fast Retailing Co. Ltd.	19,700	7,308
Fuji Heavy Industries Ltd.	77,300	2,788
GMO Internet, Inc.	313,900	2,592
Hoya Corp.	650,900	25,224
Japan Exchange Group, Inc.	361,800	8,419
Japan Tobacco, Inc.	568,700	15,489
KDDI Corp.	224,600	15,854
Keyence Corp.	40,600	18,978
Komatsu Ltd.	397,700	7,799
Medical System Network Co. Ltd. (e)	752,500	2,369
Misumi Group, Inc.	34,800	1,300
Mitsubishi Electric Corp.	436,000	5,043
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsubishi UFJ Financial Group, Inc.	3,249,000	$ 17,266
NEC Corp.	3,756,000	10,609
NGK Spark Plug Co. Ltd.	106,000	3,142
Nippon Telegraph & Telephone Corp.	48,100	2,847
Nitori Holdings Co. Ltd.	86,000	4,862
Olympus Corp. (a)	100,200	3,465
OMRON Corp.	163,100	6,521
ORIX Corp.	2,432,400	27,950
Rakuten, Inc.	1,186,500	16,426
Seven & i Holdings Co., Ltd.	129,500	4,739
SHIMANO, Inc.	51,800	6,848
Shinsei Bank Ltd.	1,893,000	3,431
SoftBank Corp.	244,700	14,401
Suzuki Motor Corp.	167,000	5,281
Tsuruha Holdings, Inc.	116,000	7,795
VT Holdings Co. Ltd.	606,600	2,441
TOTAL JAPAN		289,162
Korea (South) - 1.3%
NAVER Corp.	9,222	5,930
Orion Corp.	6,412	6,070
Samsung Electronics Co. Ltd.	9,449	11,636
TOTAL KOREA (SOUTH)		23,636
Luxembourg - 1.6%
Altice SA	238,177	19,943
Eurofins Scientific SA	38,800	10,018
TOTAL LUXEMBOURG		29,961
Netherlands - 3.4%
AEGON NV	2,212,100	15,765
AerCap Holdings NV (a)	38,100	1,506
Core Laboratories NV	6,100	566
IMCD Group BV	122,800	3,899
ING Groep NV (Certificaten Van Aandelen) (a)	804,500	10,002
LyondellBasell Industries NV Class A	54,600	4,318
Reed Elsevier NV	236,694	5,787
Unilever NV (Certificaten Van Aandelen) (Bearer)	476,200	20,650
TOTAL NETHERLANDS		62,493
Norway - 0.2%
Telenor ASA	187,400	4,034
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.4%
Alliance Global Group, Inc.	12,852,154	$ 7,247
Singapore - 0.4%
Ezion Holdings Ltd.	282,600	265
United Overseas Bank Ltd.	374,000	6,396
TOTAL SINGAPORE		6,661
South Africa - 1.0%
Naspers Ltd. Class N	132,500	19,115
Spain - 1.8%
Amadeus IT Holding SA Class A	266,800	10,730
Criteria CaixaCorp SA	561,631	2,452
Inditex SA	656,784	19,397
TOTAL SPAIN		32,579
Sweden - 2.4%
ASSA ABLOY AB (B Shares)	100,600	5,499
HEXPOL AB (B Shares)	16,800	1,688
Nordea Bank AB	995,200	12,665
Svenska Cellulosa AB (SCA) (B Shares)	610,400	14,769
Svenska Handelsbanken AB (A Shares)	212,000	10,064
TOTAL SWEDEN		44,685
Switzerland - 5.1%
Actelion Ltd.	55,432	6,158
Compagnie Financiere Richemont SA Series A	111,135	9,233
Credit Suisse Group AG	271,671	5,720
Nestle SA	114,098	8,714
Roche Holding AG (participation certificate)	91,362	24,624
Sika AG (Bearer)	1,130	3,879
Syngenta AG (Switzerland)	57,379	18,690
UBS Group AG	1,072,643	17,979
TOTAL SWITZERLAND		94,997
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (e)	886,800	20,139
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	958,600	6,537
United Kingdom - 17.0%
Al Noor Hospitals Group PLC	293,600	4,015
Amec Foster Wheeler PLC	108,305	1,301
Associated British Foods PLC	175,100	8,184
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
B&M European Value Retail S.A.	1,516,077	$ 7,210
Babcock International Group PLC	289,700	4,390
BG Group PLC	1,008,869	13,456
British American Tobacco PLC sponsored ADR	136,400	15,365
BT Group PLC	1,879,500	11,791
Bunzl PLC	119,000	3,400
Capita Group PLC	172,000	2,896
Compass Group PLC	404,800	7,018
Diploma PLC	350,900	3,998
easyJet PLC	160,900	4,513
Essentra PLC	939,300	11,743
Exova Group Ltd. PLC (a)	644,700	1,457
GlaxoSmithKline PLC	419,900	9,246
Hikma Pharmaceuticals PLC	238,987	8,495
HSBC Holdings PLC sponsored ADR	244,297	11,169
IMI PLC	189,700	3,646
Imperial Tobacco Group PLC	88,997	4,188
Intertek Group PLC	25,900	895
ITV PLC	2,589,600	8,581
Johnson Matthey PLC	121,600	5,973
Kingfisher PLC	726,300	3,736
Liberty Global PLC:
Class A (a)	68,400	3,196
Class C	48,700	2,220
Lloyds Banking Group PLC (a)	19,587,300	21,699
London Stock Exchange Group PLC	107,500	3,829
Mears Group PLC	260,100	1,626
Meggitt PLC	899,573	7,303
Next PLC	170,100	18,536
Poundland Group PLC	434,174	2,310
Prudential PLC	1,008,173	24,509
Reckitt Benckiser Group PLC	191,113	16,175
Rolls-Royce Group PLC	733,500	9,849
SABMiller PLC	172,500	9,420
Schroders PLC	73,700	3,217
Spectris PLC	138,900	4,373
Sports Direct International PLC (a)	459,400	4,923
St. James's Place Capital PLC	934,800	12,081
Tesco PLC	133,500	451
Travis Perkins PLC	52,900	1,531
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Vodafone Group PLC	1,092,700	$ 3,842
Whitbread PLC	122,013	9,198
TOTAL UNITED KINGDOM		316,954
United States of America - 7.5%
Alexion Pharmaceuticals, Inc. (a)	47,600	8,722
Alliance Data Systems Corp. (a)	20,900	6,037
Amgen, Inc.	52,700	8,024
Celgene Corp. (a)	41,500	4,945
Celldex Therapeutics, Inc. (a)	41,800	895
CF Industries Holdings, Inc.	14,700	4,489
Fidelity National Information Services, Inc.	96,600	6,031
FMC Corp.	66,600	3,830
Gilead Sciences, Inc. (a)	44,700	4,686
Google, Inc.:
Class A (a)	13,295	7,147
Class C (a)	19,795	10,581
Las Vegas Sands Corp.	134,800	7,329
MasterCard, Inc. Class A	127,700	10,475
McGraw Hill Financial, Inc.	174,300	15,589
Mead Johnson Nutrition Co. Class A	53,900	5,309
Mondelez International, Inc.	76,200	2,685
Noble Energy, Inc.	92,400	4,411
Qorvo, Inc. (a)	54,815	4,049
QUALCOMM, Inc.	106,300	6,639
ResMed, Inc.	31,800	1,987
The Blackstone Group LP	146,100	5,455
Visa, Inc. Class A	43,700	11,140
TOTAL UNITED STATES OF AMERICA		140,455
TOTAL COMMON STOCKS (Cost $1,466,932)		1,779,362
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
NJOY, Inc.:
Series C (a)(i)	60,264	486
Series D (i)	18,951	153
TOTAL UNITED STATES OF AMERICA		639
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Henkel AG & Co. KGaA	150,900	$ 17,325
Volkswagen AG	64,700	14,498
TOTAL GERMANY		31,823
TOTAL PREFERRED STOCKS (Cost $23,731)		32,462
Government Obligations - 0.0%
		Principal Amount (000s) (d)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0% 3/26/15 (h) (Cost $250)		$ 250	250
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,488)	EUR	1,620	2,103
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	51,431,631	51,432
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	17,985,799	17,986
TOTAL MONEY MARKET FUNDS (Cost $69,418)		69,418
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,562,819)		1,883,595
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(23,631)
NET ASSETS - 100%		$ 1,859,964
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
57 CME Nikkei 225 Index Contracts (United States)	March 2015	$ 4,993	$ (142)
The face value of futures purchased as a percentage of net assets is 0.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,103,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $250,000.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $639,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
NJOY, Inc. Series D	2/14/14	$ 321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	71
Total	$ 82
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 324,769	$ 179,677	$ 144,453	$ 639
Consumer Staples	219,314	99,102	120,212	-
Energy	51,878	34,834	17,044	-
Financials	388,833	148,973	239,860	-
Health Care	308,134	156,470	151,664	-
Industrials	126,428	98,434	27,994	-
Information Technology	243,668	143,973	99,695	-
Materials	94,074	68,413	25,661	-
Telecommunication Services	54,726	5,991	48,735	-
Government Obligations	250	-	250	-
Preferred Securities	2,103	-	2,103	-
Money Market Funds	69,418	69,418	-	-
Total Investments in Securities:	$ 1,883,595	$ 1,005,285	$ 877,671	$ 639
Derivative Instruments:
Liabilities
Futures Contracts	$ (142)	$ (142)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 67,862
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,581,455,000. Net unrealized appreciation aggregated $302,140,000, of which $395,944,000 related to appreciated investment securities and $93,804,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Leaders Fund

January 31, 2015

1.813052.110

AVLF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Media - 7.1%
DIRECTV (a)	7,200	$ 614,016
Time Warner Cable, Inc.	6,200	844,006
Viacom, Inc. Class B (non-vtg.)	11,000	708,620
		2,166,642
Specialty Retail - 5.7%
AutoZone, Inc. (a)	1,400	835,744
Bed Bath & Beyond, Inc. (a)	5,500	411,235
GNC Holdings, Inc.	11,400	505,476
		1,752,455
TOTAL CONSUMER DISCRETIONARY		3,919,097
CONSUMER STAPLES - 1.6%
Beverages - 0.9%
C&C Group PLC	69,700	273,301
Food & Staples Retailing - 0.7%
Safeway, Inc.:
rights	4,300	387
rights	4,300	387
Tesco PLC	67,200	227,248
		228,022
TOTAL CONSUMER STAPLES		501,323
ENERGY - 8.1%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	391,600	375,588
Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	8,825	904,827
Marathon Petroleum Corp.	7,700	712,943
Suncor Energy, Inc.	16,100	480,200
		2,097,970
TOTAL ENERGY		2,473,558
FINANCIALS - 26.9%
Banks - 8.0%
JPMorgan Chase & Co.	16,125	876,878
U.S. Bancorp	13,971	585,525
Wells Fargo & Co.	18,726	972,254
		2,434,657
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 2.6%
Fortress Investment Group LLC	53,600	$ 382,704
The Blackstone Group LP	11,500	429,410
		812,114
Consumer Finance - 1.4%
Capital One Financial Corp.	5,700	417,297
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	7,400	1,064,934
Insurance - 8.0%
ACE Ltd.	4,900	529,004
Allstate Corp.	8,340	582,049
Prudential PLC	32,323	785,785
The Travelers Companies, Inc.	5,500	565,510
		2,462,348
Real Estate Investment Trusts - 3.4%
American Capital Agency Corp.	18,300	394,365
Annaly Capital Management, Inc.	60,500	638,880
		1,033,245
TOTAL FINANCIALS		8,224,595
HEALTH CARE - 15.1%
Health Care Equipment & Supplies - 3.5%
Medtronic PLC	15,350	1,095,990
Health Care Providers & Services - 6.6%
Cigna Corp.	8,000	854,640
Express Scripts Holding Co. (a)	5,600	451,976
UnitedHealth Group, Inc.	6,700	711,875
		2,018,491
Pharmaceuticals - 5.0%
Sanofi SA sponsored ADR	6,700	308,803
Teva Pharmaceutical Industries Ltd. sponsored ADR	21,400	1,216,804
		1,525,607
TOTAL HEALTH CARE		4,640,088
INDUSTRIALS - 5.4%
Aerospace & Defense - 2.7%
United Technologies Corp.	7,100	814,938
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.0%
Deere & Co.	7,400	$ 630,406
Professional Services - 0.7%
Dun & Bradstreet Corp.	1,800	207,198
TOTAL INDUSTRIALS		1,652,542
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 2.5%
Cisco Systems, Inc.	29,064	766,272
Electronic Equipment & Components - 0.7%
Keysight Technologies, Inc. (a)	6,700	223,713
Internet Software & Services - 3.2%
Google, Inc. Class A (a)	1,800	967,590
IT Services - 2.8%
IBM Corp.	2,700	413,937
The Western Union Co.	26,000	442,000
		855,937
Software - 3.7%
Oracle Corp.	26,600	1,114,274
Technology Hardware, Storage & Peripherals - 7.2%
EMC Corp.	35,500	920,515
Samsung Electronics Co. Ltd.	1,052	1,295,525
		2,216,040
TOTAL INFORMATION TECHNOLOGY		6,143,826
MATERIALS - 3.1%
Chemicals - 3.1%
Agrium, Inc.	3,100	330,737
CF Industries Holdings, Inc.	2,000	610,760
		941,497
UTILITIES - 1.2%
Multi-Utilities - 1.2%
CMS Energy Corp.	10,100	381,073
TOTAL COMMON STOCKS (Cost $27,650,038)		28,877,599
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $1,747,482)	1,747,482	$ 1,747,482
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $29,397,520)		30,625,081
NET OTHER ASSETS (LIABILITIES) - (0.0)%		(13,538)
NET ASSETS - 100%		$ 30,611,543
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 385
Fidelity Securities Lending Cash Central Fund	284
Total	$ 669
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,919,097	$ 3,919,097	$ -	$ -
Consumer Staples	501,323	273,301	228,022	-
Energy	2,473,558	2,473,558	-	-
Financials	8,224,595	7,438,810	785,785	-
Health Care	4,640,088	4,640,088	-	-
Industrials	1,652,542	1,652,542	-	-
Information Technology	6,143,826	4,848,301	1,295,525	-
Materials	941,497	941,497	-	-
Utilities	381,073	381,073	-	-
Money Market Funds	1,747,482	1,747,482	-	-
Total Investments in Securities:	$ 30,625,081	$ 28,315,749	$ 2,309,332	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,054,762
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $29,627,327. Net unrealized appreciation aggregated $997,754, of which $1,970,215 related to appreciated investment securities and $972,461 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015